Registration Nos. 033-06836 and 811-04722

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          _____________________________

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|

                         Pre-Effective Amendment No. __  [ ]

                       Post-Effective Amendment No. 26   |X|
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|

                              Amendment No. 28 |X|
                        (Check appropriate box or boxes.)

                             FMI MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


      100 East Wisconsin Avenue, Suite 2200
               Milwaukee, Wisconsin                                   53202
     (Address of Principal Executive Offices)                      (Zip Code)

                                 (414) 226-4555
              (Registrant's Telephone Number, including Area Code)

                                                               Copy to:
             Ted D. Kellner                                Richard L. Teigen
       Fiduciary Management, Inc.                         Foley & Lardner LLP
 100 East Wisconsin Avenue, Suite 2200                 777 East Wisconsin Avenue
          Milwaukee, WI 53202                         Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
                         ______________________________

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b)

[ ]      on October 9, 2004 pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a) (1)

[ ]      on  (date)  pursuant to paragraph (a) (1)

[ ]      75 days after filing pursuant to paragraph (a) (2)

|X|      on December 30, 2004 pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

                  This Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of FMI Mutual Funds, Inc., the registrant, adds the Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund, each a new series of the registrant. The prospectus and statement of additional information of the FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund and FMI Sasco Contrarian Value Fund, included in Post-Effective Amendment No. 25 to the registrant's Registration Statement on Form N-1A, are not changed by the filing of Post-Effective Amendment No. 26 to the registrant's Registration Statement.

                              P R O S P E C T U S
                               DECEMBER 30, 2004

                                 Cortina Funds

                               Cortina Small Cap
                                  Growth Fund

                               Cortina Small Cap
                                Opportunity Fund

                              NO-LOAD MUTUAL FUNDS

PROSPECTUS                                                   DECEMBER 30, 2004

                                 Cortina Funds

  The Cortina Small Cap Growth Fund and the Cortina Small Cap Opportunity Fund (the "Cortina Funds") are no load mutual funds in the FMI Mutual Funds, Inc. family advised by Fiduciary Management, Inc. Each Fund invests mainly in common stock of U.S. companies.

  Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Cortina Funds invest and the services they offer to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FMI Mutual Funds, Inc.
100 East Wisconsin Avenue
Suite 2200
Milwaukee, Wisconsin  53202
(414) 226-4555

                               TABLE OF CONTENTS

QUESTIONS EVERY INVESTOR SHOULD ASK
  BEFORE INVESTING IN THE CORTINA FUNDS                                      1

FEES AND EXPENSES                                                            4

INVESTMENT OBJECTIVES AND STRATEGIES                                         5

MANAGEMENT OF THE FUNDS                                                      7

THE FUNDS' SHARE PRICE                                                      10

PURCHASING SHARES                                                           10

REDEEMING SHARES                                                            13

MARKET TIMING PROCEDURES                                                    15

EXCHANGING SHARES                                                           15

DIVIDENDS, DISTRIBUTIONS AND TAXES                                          16

FINANCIAL HIGHLIGHTS                                                        16

SHARE PURCHASE APPLICATION                                          CENTERFOLD

QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE CORTINA FUNDS

1.   WHAT ARE THE CORTINA FUNDS' GOALS?

     CORTINA SMALL CAP GROWTH FUND (THE "CORTINA GROWTH FUND")

          The Cortina Growth Fund's primary objective is capital appreciation, with a secondary objective of income.

     CORTINA SMALL CAP OPPORTUNITY FUND (THE "CORTINA OPPORTUNITY FUND")

          The Cortina Opportunity Fund's primary objective is capital appreciation, with a secondary objective of income.

2.   WHAT ARE THE CORTINA FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

          Each of the Cortina Funds and the other Funds in the FMI Mutual Funds, Inc. family (collectively with the Cortina Funds, the "FMI Funds") invests mainly in common stocks of United States companies. The FMI Funds employ different investment strategies to achieve their investment objectives. Unlike many mutual fund families where most of the stock funds invest in substantially the same companies, each of the FMI Funds targets a different subset of the domestic stock market. While from time to time there will be some investments common to some or all of the FMI Funds, their portfolios and performance will vary significantly. Please read this Prospectus, which relates solely to the Cortina Funds, and the Prospectus for the other FMI Funds carefully to determine which of the FMI Funds best meets your investment objectives.

     CORTINA GROWTH FUND

          Under normal market conditions, the Cortina Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies comprising the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of September 30, 2004, market capitalizations of companies in the Russell 2000 Index ranged from approximately $67 million to $2.4 billion.

     CORTINA OPPORTUNITY FUND

          Under normal market conditions, the Cortina Opportunity Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies comprising the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of September 30, 2004, market capitalizations of companies in the S&P Small Cap 600 Index ranged from approximately $4 million to $3.5 billion.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CORTINA FUNDS?

          Investors in the Cortina Funds may lose money. There are risks associated with investments in the types of securities in which the Cortina Funds invest. These risks include:

          o MARKET RISK: The prices of the securities in which the Cortina Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. Should a company undergo bankruptcy, the stocks of that company might have the least senior interest and could become worthless. In addition, growth stocks and/or stocks of small-capitalization companies may under perform the market as a whole.

          o SMALLER CAPITALIZATION COMPANIES RISK: Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

          o GROWTH INVESTING RISK: The Cortina Funds' portfolio manager may be wrong in its assessments of a company's potential for growth and the stocks these Funds hold may not grow as their portfolio manager anticipates. From time to time "growth" investing falls out of favor with investors. During these periods, the Cortina Funds' relative performance may suffer.

          o RISKS OF IPOS: Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs frequently will be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

          o FOREIGN SECURITY RISK: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. Individual foreign economies may differ favorably or unfavorably from the U.S. economy. In addition, there may be less publicly available information about foreign companies than about a U.S. domiciled company, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domiciled companies.

          o RISKS OF SELLING SECURITIES SHORT: Short sales involve costs and risk. If one of the Cortina Funds does not own a security it borrows (by selling short), it must pay the lender any dividends and interest that accrue on the security, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund closes out the short position (by acquiring the security in the open market). The Fund's risk of loss also increases if the Fund is not able to "close out" the short position at any particular time or at an acceptable price.

          o RISKS OF DERIVATIVE INSTRUMENTS: The use of derivative instruments exposes the Cortina Funds to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, index prices, or interest rates will not move in the direction that the Cortina Funds anticipate; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds' initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Funds worse off than if they had not entered into the position. If one of the Cortina Funds uses derivative instruments and the Fund's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.

          o HIGH PORTFOLIO TURNOVER RISK: The investment strategy of the Cortina Funds may result in high portfolio turnover. High portfolio turnover necessarily results in corresponding greater transaction costs (such as brokerage commissions or markups or markdowns), which the Cortina Funds must pay. Payment of those transaction costs reduces total return. High portfolio turnover also results in increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws.

          Because of these risks the Cortina Funds are a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Cortina Funds.

4.   HOW HAVE THE CORTINA FUNDS PERFORMED?

          Ordinarily, this section of the prospectus contains information that would allow you to evaluate the Cortina Funds' performance using several different measures such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a relevant benchmark. However, the Cortina Funds are newly organized and therefore have no performance history as of the date of this Prospectus. The Cortina Funds' performance (before and after taxes) may vary from year to year.

FEES AND EXPENSES

  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Cortina Funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   CORTINA             CORTINA
                                                                 GROWTH FUND      OPPORTUNITY FUND
                                                                 -----------      ----------------
     Maximum Sales Charge (Load) Imposed on Purchases
       (as a Percentage of offering price)                       No Sales            No Sales
                                                                 Charge              Charge
     Maximum Deferred Sales Charge (Load)                        No Deferred         No Deferred
                                                                 Sales Charge        Sales Charge
     Maximum Sales Charge (Load) Imposed on
       Reinvested Dividends And Distributions                    No Sales            No Sales
                                                                 Charge              Charge
     Redemption Fee(1)<F1>                                       None                None
     Exchange Fee                                                None                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fees                                             1.20%               1.00%
     Distribution and/or Service (12b-1) Fees                    0.00%               0.00%
     Other Expenses(2)<F2>                                       0.30%               0.30%
     Total Annual Fund Operating Expenses(3)<F3>                 1.50%               1.30%

(1)<F1> The Cortina Funds' transfer agent charges a fee of $15.00 for each wire redemption.
(2)<F2> Based upon estimated expenses for the current fiscal year. Other expenses include the cost to the Funds of selling securities short.
(3)<F3> The Cortina Funds' investment adviser has undertaken to reimburse the Funds to the extent that the maximum total annual fund operating expenses will be no more than 1.60% for the Cortina Growth Fund and 1.40% for the Cortina Opportunity Fund. The Cortina Funds' investment adviser or the Funds may terminate that undertaking at any time.

EXAMPLE

  This Example is intended to help you compare the cost of investing in the Cortina Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in one of the Cortina Funds for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                               1 YEAR        3 YEARS
                                               ------        -------
     Cortina Growth Fund                        $153           $495
     Cortina Opportunity Fund                   $132           $433

INVESTMENT OBJECTIVES AND
STRATEGIES

GENERAL

  The investment objective of the Cortina Funds (namely, capital appreciation, with a secondary objective of income) is non-fundamental and may be changed without shareholder approval. If one of the Cortina Funds decides to change its investment objective, it will provide 60 calendar days prior written notice of its decision to shareholders.

  The Cortina Growth Fund has a non-fundamental policy to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies comprising the Russell 2000 Index. If the Cortina Growth Fund decides to change this policy, it will provide 60 calendar days prior written notice of its decision to shareholders.

  The Cortina Opportunity Fund has a non-fundamental policy to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies comprising the S&P SmallCap 600 Index. If the Cortina Opportunity Fund decides to change this policy, it will provide 60 days prior written notice of its decision to shareholders.

  The Cortina Funds are designed for investors with a long-term investment perspective and are not suitable for investors who attempt to profit from short-term market swings. The Cortina Funds are also not a suitable investment for investors who cannot accept the relatively high portfolio volatility and other risks associated with investing in small capitalization company stocks.

  Please remember that an investment objective is not a guarantee. An investment in the Cortina Funds might not appreciate and investors could lose money.

THE CORTINA GROWTH FUND'S PRINCIPAL INVESTMENT STRATEGIES

  The Cortina Growth Fund generally will employ a bottom-up approach to stock selection based on fundamental company research and will buy companies that it believes exhibit the potential for superior growth. The approach focuses on a company's management team, growth prospects in revenues and earnings, competitive advantages in the market place, financial condition and valuation. In some cases, the Cortina Growth Fund may identify specific investment themes and look to expose the Fund to those themes through multiple companies that meet the above-mentioned criteria. Generally, the Cortina Growth Fund will sell a company when the price approaches the Fund's estimate of economic value or when the fundamentals of the company have deteriorated. The Cortina Growth Fund also may sell if changing circumstances alter its assessment of the company's economic value or if more attractive alternatives are identified.

  The Cortina Growth Fund may sell securities short to generate additional investment returns as part of achieving the Fund's main objective, as well as to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the Cortina Growth Fund's total assets at the time of any short sale. In addition, the Cortina Growth Fund may utilize derivatives such as exchange-traded funds ("ETFs"), options, futures contracts and options on futures contracts in an attempt to manage market or business risk (i.e., for hedging purposes) or enhance the Fund's return (i.e., purchase instruments that are more speculative in nature).

  Under certain market conditions, the Cortina Growth Fund may frequently invest in different companies at the time of their initial public offering ("IPO"). IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains that will be taxed as ordinary income.

  Up to 25% of the Cortina Growth Fund's total assets may be invested in securities of foreign issuers that are listed on a foreign exchange, on a United States stock exchange or represented by American Depositary Receipts. These securities will generally fall within the market capitalization range of the Russell 2000 Index and will generally only be issued by companies that are located in one of the countries that are included in the Morgan Stanley Capital International EAFE Index.

THE CORTINA OPPORTUNITY FUND'S PRINCIPAL INVESTMENT STRATEGIES

  The Cortina Opportunity Fund generally will employ a bottom-up approach to stock selection based on fundamental company research and will buy companies that it believes exhibit the potential for superior growth. The approach focuses on a company's management team, growth prospects in revenues and earnings, competitive advantages in the market place, financial condition and valuation. In some cases, the Cortina Opportunity Fund may identify specific investment themes and look to expose the Fund to those themes through multiple companies that meet the above-mentioned criteria. Generally, the Cortina Opportunity Fund will sell a company when the price approaches the Fund's estimate of economic value or when the fundamentals of the company have deteriorated. The Cortina Opportunity Fund also may sell if changing circumstances alter its assessment of the company's economic value or if more attractive alternatives are identified.

  The Cortina Opportunity Fund may sell securities short to generate additional investment returns as part of achieving the Fund's main objective, as well as to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the Cortina Opportunity Fund's total assets at the time of any short sale. In addition, the Cortina Opportunity Fund may utilize derivatives such as ETFs, options, futures contracts and options on futures contracts in an attempt to manage market or business risk (i.e., for hedging purposes) or enhance the Fund's return (i.e., purchase instruments that are more speculative in nature).

  Under certain market conditions, the Cortina Opportunity Fund may frequently invest in different companies at the time of their IPO. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains that will be taxed as ordinary income.

  Up to 25% of the Cortina Opportunity Fund's total assets may be invested in securities of foreign issuers that are listed on a foreign exchange, on a United States stock exchange or represented by American Depositary Receipts. These securities will generally fall within the market capitalization range of the S&P SmallCap 600 Index and will generally only be issued by companies that are located in one of the countries that are included in the Morgan Stanley Capital International EAFE Index.

THE CORTINA FUNDS' NON-PRINCIPAL INVESTMENT STRATEGIES

  The Cortina Funds invest mainly in common stocks of United States companies. Each of the Cortina Funds, in response to adverse market, economic, political or other conditions, may take temporary defensive positions. This means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Cortina Funds will not be able to achieve their investment objectives of capital appreciation, will be secondary obligations of income, to the extent that they invest in money market instruments since these securities earn interest but do not appreciate in value. When a Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

The Cortina Funds may purchase shares of exchange-traded funds. All ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. Typically, the Cortina Funds would purchase ETF shares to increase their equity exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the Funds. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Cortina Funds will indirectly bear their proportionate share of these costs. Generally, the Cortina Funds will purchase shares of ETFs having the characteristics of the types of common stocks in which the Funds typically invest. If greater liquidity is desired, then the Cortina Funds may purchase shares of ETFs designed to track the price performance and dividend yield of the Standard & Poor's 500 Index and the Standard & Poor's 400 Midcap Index. Subject to certain exceptions, each of the Cortina Funds currently may not own in the aggregate (a) more than 3% of the total voting stock of any one ETF that is a registered investment company; (b) securities issued by an ETF that is a registered investment company having an aggregate value in excess of 5% of the Fund's total assets; or (c) securities issued by an ETF that is a registered investment company and any other investment company (whether or not registered) having an aggregate value in excess of 10% of the Fund's total assets.

  The investment strategies of the Cortina Funds may result in high portfolio turnover.

PORTFOLIO HOLDINGS OF THE CORTINA FUNDS

  The Cortina Funds' Statement of Additional Information, which is incorporated by reference into this Prospectus, contains a description of the Cortina Funds' policies and procedures respecting disclosure of the Cortina Funds' portfolio holdings.

MANAGEMENT OF THE FUNDS

FIDUCIARY MANAGEMENT, INC. IS THE INVESTMENT ADVISER TO THE FUNDS.

  Fiduciary Management, Inc. (the "Adviser") is the investment adviser to each of the Cortina Funds. The Adviser's address is:

     100 East Wisconsin Avenue, Suite 2200
     Milwaukee, Wisconsin  53202

  As the investment adviser to the Cortina Funds, the Adviser:

  o Provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and general services for the Funds

  o Develops the investment programs, selects portfolio managers and monitors the portfolio managers' investment programs and results

  Each of the Cortina Funds pays a management fee to the Adviser for serving as its investment adviser. The annual fee is determined as a percentage of average daily net assets. Each of the Cortina Funds also pays expenses related to its daily operations. Expenses paid out of a Fund's assets are reflected in the share price or dividends. The management fees paid by the Cortina Funds as a percentage of average net assets are as follows:

  Cortina Growth Fund                        1.20%
  Cortina Opportunity Fund                   1.00%

  The Adviser was organized in 1980 and is an investment adviser to individuals and institutional clients. The Adviser is controlled by Ted D. Kellner.

THE FUNDS HAVE A PORTFOLIO MANAGER

  The investment portfolio of the Cortina Funds is managed by a sub-adviser.
We refer to the sub-adviser as a "portfolio manager." The portfolio manager has complete discretion to purchase and sell portfolio securities for the Cortina Funds within such Fund's investment objectives, restrictions and policies, and specific strategies, if any, developed by the Adviser. The Adviser employs and terminates the portfolio manager, subject to approval of the Board of Directors of the FMI Funds.

  The employment of a new portfolio manager for a Fund currently requires the prior approval of the shareholders of that Fund. The Fund may request an order of the Securities and Exchange Commission exempting the Fund from the requirement for shareholder approval of a new portfolio manager. The Securities and Exchange Commission might not grant the request. However, if an order is granted, the Fund will notify shareholders of any change in its portfolio manager.

  The Adviser pays the fees of each portfolio manager. These fees are based on a percentage of Fund assets under management; there are no performance or incentive fees. The portfolio manager receives a fee equal to 0.90% of the average net assets of the Cortina Growth Fund less than or equal to $25 million and 1.08% with respect to the average net assets in excess of $25 million. The portfolio manager receives a fee equal to 0.75% of the average net assets of the Cortina Opportunity Fund less than or equal to $25 million (0.90% with respect to the average net assets in excess of $25 million).

  In selecting the portfolio manager, the Adviser evaluates quantitatively and qualitatively the portfolio manager's skills and results in managing assets for specific asset classes, investment styles and strategies. The Adviser evaluates the risks and returns of the portfolio manager's investment style over an entire market cycle. The Adviser does not consider short-term investment performance, by itself, to be a controlling factor in selecting or terminating a portfolio manager.

  Cortina Asset Management, LLC is the portfolio manager to the Cortina Funds. Its address is:

        330 East Kilbourn Avenue
        Suite 850
        Milwaukee, WI  53202

  The portfolio manager was organized on April 6, 2004 and has approximately $125 million as of August 1, 2004. The portfolio manager is a limited liability company. The employees of the portfolio manager responsible for the day-to-day management of each of the Cortina Funds are identified in the following paragraphs. Each of these individuals may also be responsible for management of the portfolio manager's other client portfolios.

  JOSEPH A. FROHNA, CFA, CPA. Mr. Frohna has been the President and a Director and Portfolio Manager for Cortina Asset Management since April 2004. He is a co-portfolio manager of the Cortina Growth Fund. From September 1997 to March 2004, Mr. Frohna was a portfolio manager for US Bancorp Asset Management, where he served as lead portfolio manager for the First American Small Cap Growth Opportunities Fund (previously known as the Firstar Microcap Fund). Prior to September 1997, Mr. Frohna was an analyst with Firstar Investment Research and Management Co., the predecessor organization to US Bancorp Asset Management. From 1994 to 1995, he was employed in the sales and trading division of Salomon Brothers, and from 1986 to 1992 he was a manager in the tax division of Arthur Andersen. Mr. Frohna earned a BBA from the University of Wisconsin - Whitewater in 1986 and an MBA from the University of Michigan in 1994. Mr. Frohna holds a Chartered Financial Analyst ("CFA") designation and is a Certified Public Accountant ("CPA"). He was born on 7/22/64.

  JOHN C. POTTER, CFA. Mr. Potter has been the Chief Investment Officer and a Director and Portfolio Manager for Cortina Asset Management since April 2004.
He is a co-portfolio manager of the Cortina Opportunity Fund. From September 2000 to March 2004, Mr. Potter was a portfolio manager for FIRMCO and US Bancorp Asset Management, where he managed the First American Small Cap Select Fund.
Mr. Potter was employed by M&I Investment Corporation and served as co-portfolio manager for the Marshal Mid Cap Value Fund from July 1997 to August 2000. Mr. Potter earned a BBA in Finance from the University of Wisconsin in 1991 and an MBA from the University of Chicago in 2002. He holds a CFA designation. He was born on 4/7/69.

  BRIAN R. BIES, CFA. Mr. Bies has been a Portfolio Manager for Cortina Asset Management since April 2004. He is a co-portfolio manager for the Cortina Growth Fund. From December 2001 to March 2004 Mr. Bies was employed by US Bancorp Asset Management and from November 2002 to March 2004 served as co-portfolio manager for the First American Small Cap Growth Opportunities Fund. Prior to his employment with US Bancorp Asset Management, he was an investment analyst for two years at Strong Capital Management and an analyst for four years at the State of Wisconsin Investment Board. Mr. Bies earned a BSBA in Finance and Economics from Creighton University in 1995 and an MBA from the University of Wisconsin in 2001. Mr. Bies holds a CFA designation. He was born on 6/24/73.

  THOMAS J. ECK, CFA. Mr. Eck has been a Portfolio Manager for Cortina Asset Management since April 2004. He is a co-portfolio manager for the Cortina Opportunity Fund. From July 2001, Mr. Eck was employed by US Bancorp Asset Management, where he served as co-portfolio manager of the First American Small Cap Select Fund from May 2003 to March 2004 and served on the investment team that managed the First American Health Sciences Sector Fund from July 2001 to March 2003. Previously, he was employed as a research analyst covering health care and consumer product stocks at Strong Capital Management and the State of Wisconsin Investment Board. Mr. Eck earned a BBA from the University of Notre Dame in 1990 and an MBA in Finance from Marquette University in 1994. Mr. Eck holds a CFA designation. He was born on 3/22/68.

  OTHER INFORMATION. The Securities and Exchange Commission ("SEC") is currently conducting an informal inquiry involving potentially improper trading of a portfolio security in 2002 at a former employer of a principal of the portfolio manager. Should the SEC determine there was improper trading and seek injunctive relief against the principal of the portfolio manager based on the principal's conduct at the former employer, a decision adverse to the principal could cause the portfolio manager to be no longer eligible to serve as the Cortina Funds' sub-adviser. In such event, the portfolio manager would seek the necessary relief from the SEC to allow it to continue as the Cortina Funds' sub-adviser. If such relief was not granted, the Adviser would perform the duties of the portfolio manager.

THE FUNDS' SHARE PRICE

  The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value. Each Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. Each Fund will process purchase and redemption orders that it receives prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. They will process purchase and redemption orders that they receive AFTER the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

  When market quotations are not readily available or are deemed unreliable, the Adviser values securities and other assets by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Directors. The Cortina Funds value most money market instruments that they hold at their amortized cost. Other types of securities that the Cortina Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Funds may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Cortina Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

  Values of foreign securities are translated from local currencies into U.S. dollars using current exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the New York Stock Exchange is not open, and does not take place on some days the New York Stock Exchange is open. So, the value of a Fund's portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

PURCHASING SHARES

HOW TO PURCHASE SHARES FROM THE FUNDS

   1.  Read this Prospectus carefully.

   2. Determine how much you want to invest keeping in mind the following minimums:

       A.  NEW ACCOUNTS
           o   All accounts                 $1,000

       B.  EXISTING ACCOUNTS
           o   Dividend
                 reinvestment           No Minimum
           o   Automatic
                 Investment Plan            $   50
           o   All other accounts           $  100

   3. Complete the Purchase Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Funds have additional Purchase Applications and remittance forms if you need them.) If you have any questions, please call 1-800-811-5311 or 1-414-765-4124.

   4. Make your check payable to the full name of the Cortina Fund you intend to purchase. All checks must be drawn on U.S. banks. The Funds will not accept payment in cash, money orders or cashier's checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds will not accept third party checks. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. U.S. BANCORP FUND SERVICES, LLC, THE FUNDS' TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED TO THE TRANSFER AGENT. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY A FUND AS A RESULT.

   5.  Send the application and check to:

       BY FIRST CLASS MAIL
          FMI Funds
          c/o U.S. Bancorp
          Fund Services, LLC
          P.O.  Box 701
          Milwaukee, WI 53201-0701

       BY OVERNIGHT DELIVERY SERVICE OR
       EXPRESS MAIL
          FMI Funds
          c/o U.S. Bancorp Fund Services, LLC
          3rd Floor
          615 East Michigan Street
          Milwaukee, WI 53202-5207

  PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

  You may purchase shares by wire transfer.

  Initial Investment by Wire - If you wish to open an account by wire, please call 1-800-811-5311 or 1-414-765-4124 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

  Subsequent Investments by Wire - Please call 1-800-811-5311 or 1-414-765-4124 before you wire funds in order to advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

  YOU SHOULD WIRE FUNDS TO:

      U.S. Bank, N.A.
      777 East Wisconsin Avenue
      Milwaukee, WI 53202
      ABA #075000022

      CREDIT:
      U.S. Bancorp Fund Services, LLC
      Account #112-952-137

      FURTHER CREDIT:
      (name of Fund to be purchased)
      (shareholder registration)
      (shareholder account number,
      if known)

  You should then send a properly signed Purchase Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUNDS AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Cortina Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

  The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

  o Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Funds' minimum purchase requirements.

  o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

  o Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

  o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

  o Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on behalf of the Funds). If a Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

  If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUNDS

  The Funds may reject any Purchase Application for any reason. The Funds will not accept purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund. Shares of the Funds have not been registered for sale outside of the United States.

  The Funds will not issue certificates evidencing shares purchased unless the investor makes a written request for a certificate. The Funds will send investors a written confirmation for all purchases of shares, whether or not evidenced by certificates.

  The Funds offer an automatic investment plan allowing shareholders to make purchases on a regular and convenient basis. The Funds also offer the following retirement plans:

  o  Traditional IRA
  o  Roth IRA
  o  Coverdell Education Savings Account
  o  SEP-IRA
  o  Simple IRA
  o  401(k) Plan
  o  403 (b)(7) Custodial Accounts

  Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Funds at 1-800-811-5311. The Cortina Funds recommend that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.

REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

   1.  Prepare a letter of instruction containing:

       o  the name of the Fund(s)

       o  account number(s)

       o  the amount of money or number of shares being redeemed

       o  the name(s) on the account

       o  daytime phone number

       o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds' transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-811-5311 or 1-414-765-4124 if you have any questions.

   2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

   3. If you hold physical certificates for your shares, they should be mailed to or deposited with U.S. Bancorp Fund Services, LLC and should be accompanied with a written request for redemption. The written request should contain a signature guarantee. Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.

   4. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

       o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered.

       o The redemption proceeds are to be sent to an address other than the address of record.

       o  As noted above, the redemption request involves physical certificates.

       o  The redemption request is made within 30 days after an address change.

       o  To change bank information on your account.

       o Any redemption transmitted by Federal wire transfer to a bank other than the bank of record.

       A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

   5.  Send the letter of instruction to:

       BY FIRST CLASS MAIL
           FMI Funds
           c/o U.S. Bancorp
           Fund Services, LLC
           Shareholder Services Center
           P. O. Box 701
           Milwaukee, WI  53201-0701

       BY OVERNIGHT DELIVERY SERVICE OR
       EXPRESS MAIL
           FMI Funds
           c/o U.S. Bancorp Fund Services, LLC
           3rd Floor
           615 East Michigan Street
           Milwaukee, WI  53202-5207

  PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) SHARES THROUGH
SERVICING AGENTS

  If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION PRICE

  The redemption price per share you receive for redemption requests is the next determined net asset value after:

  o U.S. Bancorp Fund Services, LLC receives your written request in good order with all required information and documents as necessary. Shareholders should contact U.S. Bancorp Fund Services, LLC for further information concerning documentation required for redemption of fund shares for certain account types.

  o If a Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

PAYMENT OF REDEMPTION PROCEEDS

  o U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information.

  o If you request in the letter of instruction, U.S. Bancorp Fund Services, LLC will transfer the redemption proceeds to your designated bank account by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. U.S. Bancorp Fund Services, LLC currently charges $15 for each wire redemption but does not charge a fee for Electronic Funds Transfers.

  o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

OTHER REDEMPTION CONSIDERATIONS

  When redeeming shares of the Funds, shareholders should consider the following:

  o  The redemption may result in a taxable gain.

  o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

  o The Funds may delay the payment of redemption proceeds for up to seven days in all cases.

  o If you purchased shares by check, the Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

  o The Funds reserve the right to refuse a telephone redemption request (which may be made only through Servicing Agents) if they believe it is advisable to do so. The Funds and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a Servicing Agent cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

  o If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more. If you do not, the Funds may close your account and mail the redemption proceeds to you.

  o The Funds may pay redemption requests "in kind." This means that the Funds may pay redemption requests entirely or partially with securities rather than with cash.

MARKET TIMING PROCEDURES

  As permitted by Rel. No. 40C-26418 (April 16, 2004), the FMI Funds, including the Cortina Funds, have determined not to adopt policies and procedures with respect to frequent purchases and redemptions of fund shares by shareholders of the FMI Funds ("Market Timing Procedures"). The FMI Funds believe that it is appropriate for the FMI Funds not to have Market Timing Procedures because to date the FMI Funds have not experienced frequent purchase and redemptions of fund shares that have been disruptive to the FMI Funds. The FMI Funds will reconsider this position should they experience frequent purchases and redemptions of fund shares that are disruptive to the FMI Funds.

EXCHANGING SHARES

  Shares of any of the FMI Funds, which are the Cortina Funds, the FMI
Provident Trust Strategy Fund, the FMI Winslow Growth Fund, the FMI Knappenberger Partners Emerging Growth Fund and the FMI Woodland Small Capitalization Value Fund, may be exchanged for shares of any other FMI Fund as well as for shares of FMICommon Stock Fund, FMI Focus Fund, FMILarge Cap Fund and First American Prime Obligations Fund at their relative net asset values. FMI Common Stock Fund, FMI Focus Fund and FMILarge Cap Fund are other mutual funds advised by the Adviser. An affiliate of U.S. Bancorp Fund Services, LLC advises First American Prime Obligations Fund, a money market mutual fund. Neither U.S. Bancorp Fund Services, LLC nor First American Prime Obligations Fund is affiliated with the Fund or the Adviser. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

  Call the transfer agent to obtain the necessary exchange authorization forms and any one of the following Prospectuses: (a) FMI Common Stock Fund, (b) FMI Focus Fund, (c) FMI Large Cap Fund, (d) FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund and FMI Woodland Small Capitalization Value Fund or (e) First American Prime Obligations Fund. This exchange privilege does not constitute an offering or recommendation on the part of the Cortina Funds or the Adviser of an investment in any of the foregoing mutual funds.

HOW TO EXCHANGE SHARES

  1. Read this Prospectus and, if applicable, the prospectuses for (a) FMI Common Stock Fund, (b) FMI Focus Fund, (c) FMI Large Cap Fund (d) FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund and FMI Woodland Small Capitalization Value Fund or (e) First American Prime Obligations Fund carefully.

  2. Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

  3. Write to FMI Funds, c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

DIVIDENDS, DISTRIBUTIONS AND
TAXES

  Each of the Cortina Funds distributes substantially all of its net investment income and substantially all of its capital gains annually. You have four distribution options:

  o ALL REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

  o PARTIAL REINVESTMENT OPTION - Dividends will be paid in cash and capital gains distributions will be reinvested in additional Fund shares.

  o PARTIAL REINVESTMENT OPTION - Dividends will be reinvested in additional Fund shares and capital gains distributions will be paid in cash.

  o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

  You may make this election on the Purchase Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-811-5311.

  If you elect to have dividends and/or capital gain distributions paid in cash, the Cortina Funds will automatically reinvest all distributions under $10 in additional Fund shares.

  If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Cortina Funds as undeliverable or remains uncashed for six months, the Cortina Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

  Each Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Cortina Funds expect that their distributions generally will consist primarily of long-term capital gains.

FINANCIAL HIGHLIGHTS

  The Cortina Funds are newly organized and therefore have no financial performance history.

                           Not part of the Prospectus

                                FMI Mutual Funds

                                 PRIVACY POLICY

We collect the following nonpublic personal information about you:

    o Information we receive from you on or in applications or other forms, correspondence or conversations.

    o Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of any Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

  To learn more about the Cortina Funds you may want to read the Cortina Funds' Statement of Additional Information (or "SAI") which contains additional information about the Funds. The Cortina Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

  The SAI is available to shareholders and prospective investors without charge, simply by calling 1-800-811-5311.

  Prospective investors and shareholders who have questions about the Cortina Funds may also call the above number or write to the following address:

  FMI MUTUAL FUNDS, INC.
  100 EAST WISCONSIN AVENUE
  SUITE 2200
  MILWAUKEE, WISCONSIN 53202

  The general public can review and copy information about the Cortina Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Cortina Funds are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing to:

  PUBLIC REFERENCE SECTION
  SECURITIES AND EXCHANGE COMMISSION
  WASHINGTON, D.C.  20549-0102

  Please refer to the FMI Mutual Funds, Inc.' s Investment Company Act File No. 811-04722, when seeking information about the Cortina Funds from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION                            December 30, 2004
FOR THE FMI MUTUAL FUNDS, INC.



Cortina Small Cap Growth Fund                 Cortina Small Cap Opportunity Fund




                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of FMI Mutual Funds, Inc., dated December 30, 2004, relating to the Cortina Small Cap Growth Fund and the Cortina Small Cap Opportunity Fund. Requests for copies of the prospectus should be made in writing to FMI Mutual Funds, Inc., 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202, Attention: Corporate Secretary or by calling 1-800-811-5311.




























                             FMI MUTUAL FUNDS, INC.
                            100 East Wisconsin Avenue
                                   Suite 2200
                           Milwaukee, Wisconsin 53202

                             FMI MUTUAL FUNDS, INC.

                                Table of Contents
                                -----------------


                                                                        Page No.
                                                                        --------




GENERAL INFORMATION AND HISTORY...............................................1

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT CONSIDERATIONS.....................................................3

MANAGEMENT OF THE FUNDS......................................................18

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS...........................25

INVESTMENT ADVISER, PORTFOLIO MANAGER AND ADMINISTRATOR......................25

DETERMINATION OF NET ASSET VALUE.............................................29

DISTRIBUTION OF SHARES.......................................................30

RETIREMENT PLANS.............................................................31

AUTOMATIC INVESTMENT PLAN....................................................34

REDEMPTION OF SHARES.........................................................35

EXCHANGE PRIVILEGE...........................................................35

SYSTEMATIC WITHDRAWAL PLAN...................................................36

ALLOCATION OF PORTFOLIO BROKERAGE............................................37

CUSTODIAN....................................................................37

TAXES........................................................................38

SHAREHOLDER MEETINGS.........................................................39

CAPITAL STRUCTURE............................................................40

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................41

DESCRIPTION OF SECURITIES RATINGS............................................41




                  No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information dated December 30, 2004 and the Prospectus dated December 30, 2004 and, if given or made, such information or representations may not be relied upon as having been authorized by FMI Mutual Funds, Inc.

                  The Statement of Additional Information does not constitute an offer to sell securities.

                         GENERAL INFORMATION AND HISTORY

                  FMI Mutual Funds, Inc., a Wisconsin corporation incorporated on May 23, 1986 (the "Corporation"), is an open-end management investment company consisting of one non-diversified portfolio, FMI Provident Trust Strategy Fund (the "Strategy Fund"), and six diversified portfolios, FMI Winslow Growth Fund (the "Growth Fund"), FMI Knappenberger Partners Emerging Growth Fund (the "Emerging Growth Fund"), FMI Woodland Small Capitalization Value Fund (the "Small Capitalization Value Fund"), FMI Sasco Contrarian Value Fund ("Contrarian Value Fund"), Cortina Small Cap Growth Fund (the "Cortina Growth Fund") and Cortina Small Cap Opportunity Fund (the "Cortina Opportunity Fund") (each an "FMI Fund", and, collectively, the "FMI Funds"). This Statement of Additional Information relates solely to the Cortina Growth Fund and the Cortina Small Cap Fund (each a "Fund", and, collectively, the "Funds"). The Corporation is registered under the Investment Company Act of 1940 (the "Act"). The Corporation was called "Eastcliff Funds, Inc." prior to October 31, 2001.

                             INVESTMENT RESTRICTIONS

                  Each of the Funds has adopted the following investment restrictions, which are matters of fundamental policy. Each Fund's fundamental investment restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of that Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares of that Fund are present or represented; or (ii) more than 50% of the outstanding shares of that Fund.

               1. Neither of the Funds will purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options, except that (a) the Funds may invest for hedging purposes up to 5% of their net assets in put or call options and the Funds may invest for hedging purposes up to 5% of their net assets in options on futures contracts and up to 5% of their net assets in futures contracts; (b) each of the Funds may write or invest in put and call options to the extent permitted by the Act; and (c) the Funds may sell securities short to the extent permitted by the Act. No Fund's investments in warrants, valued at the lower of cost or market, will exceed 5% of the value of such Fund's net assets.

               2. Neither of the Funds will borrow money or issue senior securities, except for temporary bank borrowings (not in excess of 5% of the value of its net assets) or for emergency or extraordinary purposes, and Neither of the Funds will pledge any of its assets, except to secure borrowings.

               3. Neither of the Funds will lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid securities will not exceed 15% of such Fund's net assets) or will lend its portfolio securities. A repurchase agreement involves a sale of securities to a Fund with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, such Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in value of the collateral during the period while such Fund seeks to enforce its rights thereto; (b) possible decreased levels of income during this period; and (c) expenses of enforcing its rights.

               4. Neither of the Funds will make investments for the purpose of exercising control or management of any company.

               5. Neither of the Funds will purchase securities of any issuer (other than the United States or an agency or instrumentality of the United States) if, as a result of such purchase, such Fund would hold more than 10% of any class of securities, including voting securities, of such issuer or more than 5% of such Fund's assets, taken at current value, would be invested in securities of such issuer, except that up to 25% of the assets of each of the Funds may be invested without regard to these limitations.

               6. Neither of the Funds will concentrate more than 25% of the value of its net assets, determined at the time an investment is made, exclusive of government securities, in securities issued by companies primarily engaged in the same industry.

               7. Neither of the Funds will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of any Fund's investment adviser.

               8. Neither of the Funds will act as an underwriter or distributor of securities other than shares of the Corporation.

               9. Neither of the Funds will purchase oil, gas or other mineral leases or any interest in any oil, gas or any other mineral exploration or development program.

               10. Neither of the Funds will purchase or sell real estate, real estate mortgage loans or real estate limited partnerships.

               11. Neither of the Funds will purchase or sell commodities or commodities contracts, except that the Funds may invest in futures contracts and options on future contracts to the extent set forth in Investment Restriction No. 1 above.

                  The following investment limitations are not fundamental, and may be changed without shareholder approval.

               1. Neither of the Funds will invest more than 15% of its net assets in all forms of illiquid investments.

               2. Neither of the Funds will purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of such Fund; (b) securities of money market mutual funds; or (c) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission. No purchases described in (b) and
(c) will be made if as a result of such  purchase such Fund would hold more than

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3% of any class of securities,  including voting  securities,  of any registered investment company or more than 5% of such Fund's assets, taken at current value, would be invested in the securities of any registered investment company or in securities of registered closed-end investment companies.

                  The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund's investment restrictions will be deemed to have occurred.

                  3. In accordance with the requirements of Rule 35d-1 under the
Act, it is a non-fundamental policy of the Cortina Growth Fund to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies comprising the Russell 2000 Index. It is a non-fundamental policy of the Cortina Opportunity Fund to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies comprising the Standard & Poor's SmallCap 600 Index. If the Corporation's Board of Directors determines to change this non-fundamental policy for either of the Funds, the Funds will provide 60 calendar days prior notice to the shareholders before implementing the change of policy. Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

                            INVESTMENT CONSIDERATIONS

                  The Prospectus describes the Funds' principal investment strategies and risks. This section expands upon that discussion and also describes non-principal investment strategies and risks.

Money Market Instruments

                  Each of the Funds may invest in cash and money market securities. The Funds may do so when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which they invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

                  The Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the highest rating category by a nationally recognized statistical rating organization (NRSRO). Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

                  The Funds may enter into repurchase agreements with banks that are Federal Reserve Member banks and non-bank dealers of U.S. government securities which, at the time of purchase, are on the Federal Reserve Bank of New York's list of primary dealers with a capital base greater than $100 million. When entering into repurchase agreements, a Fund will hold as collateral an amount of cash or government securities at least equal to the market value of the securities that are part of the repurchase agreement. A repurchase agreement involves the risk that a seller may declare bankruptcy or default. In such event a Fund may experience delays, increased costs and a possible loss.

Investment Grade Investments

                  Each of the Funds may invest in U.S. government securities and publicly distributed corporate bonds and debentures to generate possible capital gains at those times when its portfolio manager believes such securities offer opportunities for long-term growth of capital, such as during periods of declining interest rates when the market value of such securities generally rises. The Funds will limit their investments in non-convertible bonds and debentures to those which have been assigned one of the three highest ratings of either Standard & Poor's Corporation (AAA, AA and A) or Moody's Investors Service, Inc. (Aaa, Aa and A). In the event a bond or debenture is downgraded after investment, the Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor's or Baa by Moody's). If a non-convertible bond or debenture is downgraded below investment grade, a Fund will promptly dispose of such bond or debenture, unless its portfolio manager believes it disadvantageous to the Fund to do so.

Convertible Low-Rated Securities

                  Each of the Funds may also invest in convertible securities (debt securities or preferred stocks of corporations which are convertible into or exchangeable for common stocks). A Fund's portfolio manager will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. Each of the Funds may invest up to 5% of its net assets in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as "junk bonds."

                  Corporate obligations rated less than investment grade (hereinafter referred to as "low-rated securities") are commonly referred to as "junk bonds", and while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in low-rated securities are discussed below.

                  Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to

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fluctuations in the general level of interest rates.  Low-rated  securities also tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated security defaulted, the applicable Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Fund's net asset value.

                  As previously stated, the value of a low-rated security generally will decrease in a rising interest rate market, and accordingly, so normally will the applicable Fund's net asset value. If such Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of low-rated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

                  Payment Expectations. Low-rated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Fund may have to replace the securities with a lower yielding security which would result in lower returns for the Fund.

                  Credit Ratings. Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated securities and therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

                  Liquidity and Valuation. A Fund may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market

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for higher rated  securities.  The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the net asset value of a particular Fund and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a
specific   economic  event,  or  an  event  such  as  a  deterioration   in  the
creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing their respective portfolios. Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities, especially in a thinly-traded market.

Government Obligations

                  Each of the Funds may invest in a variety of U.S. Treasury obligations, including bills, notes and bonds. These obligations differ only in terms of their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.

                  Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; and others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality that issues them. There is no guarantee that the U.S. Government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law.

Mortgage-Backed and Asset-Backed Securities

                  Each of the Funds may purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities") that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as GNMA, FNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.

                  There are a number of important differences among the agencies
and   instrumentalities  of  the  U.S.  government  that  issue  mortgage-backed

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securities and among the securities that they issue.  Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by
the   right  of  the   issuer   to  borrow   from  the   Treasury.   FNMA  is  a
government-sponsored organization owned entirely by private shareholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.
Mortgage-backed   securities   issued  by  the  FHLMC  include  FHLMC   Mortgage
Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  Each of the Funds may also purchase mortgage-backed securities structured as CMOs. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. The classes may include "IOs" which pay distributions consisting solely or primarily for all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities. "POs" which pay distributions consisting solely or primarily of all or a portion of principal payments made from the underlying pool of mortgages or mortgage-backed securities, and "inverse floaters" which have a coupon rate that moves in the reverse direction to an applicable index.

                  Investments in CMO certificates can expose the Funds to greater volatility and interest rate risk than other types of mortgage-backed obligations. Among tranches of CMOs, inverse floaters are typically more volatile than fixed or adjustable rate tranches of CMOs. Investments in inverse floaters could protect a Fund against a reduction in income due to a decline in interest rates. A Fund would be adversely affected by the purchase of an inverse floater in the event of an increase in interest rates because the coupon rate thereon will decrease as interest rates increase, and like other mortgage-backed

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securities,  the value of an inverse  floater  will  decrease as interest  rates increase. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying pool of mortgage loans or mortgage-backed securities. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying assets experience greater than anticipated prepayments of principal, the holder of an IO may incur substantial losses irrespective of its rating. Conversely, if the underlying assets experience slower than anticipated prepayments of principal, the yield and market value for the holders of a PO will be affected more severely than would be the case with a traditional mortgage-backed security. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates. Prepayments are also influenced by a variety of other economic and social factors.

                  The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.

                  In general, the collateral supporting non-mortgage asset-backed securities are of shorter maturity than mortgage loans. Like other fixed income securities, when interest rates rise the value for an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

                  Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities. These risks arise primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). Non-mortgage asset-backed securities do not have the benefit of the same security interest in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

                  Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the

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market for other types of  securities,  which  could cause a Fund to  experience difficulty in valuing or liquidating such securities.

When-Issued and Delayed-Delivery Transactions

                  Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is made, but delivery of and payment for the securities takes place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed-delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain cash or liquid securities in an amount sufficient to meet its purchase commitments. The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from such transactions. The purchase of securities on a when-issued or delayed-delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

Preferred Stocks

                  Each of the Funds may invest in preferred stocks. Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stocks with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risks while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Hedging Instruments

                  The Funds may invest up to 5% of its net assets in put or call options and options on futures contracts and up to 5% of its net assets in futures contracts. Each of the Funds may purchase put and call options on equity securities and on stock indices and write covered call options on equity securities owned by the Fund, provided not more than 5% of the Fund's net assets will be invested in put and call options and the premiums received by the Fund with respect to unexpired call options written by the Fund will not exceed 5% of the Fund's net assets. Generally the foregoing investments will be effected during periods of anticipated market weakness and, in any event, will not result in leveraging of the applicable Fund's portfolio.

                  Futures Contracts. When one of the Funds purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When one of the Funds sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

                  The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if the Fund had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its future position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

                  Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a Futures Commission Merchant ("FCM"), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the investment limitations of the Funds. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, such Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

                  Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). The Funds may purchase options on futures contracts, as well as options on equity securities and stock indices. The Funds may purchase options on equity securities and on stock indices. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. Such Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

                  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. Only exchange listed options will be acquired.

                  Stock Index Options. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index, or a narrower market index, such as the Standard & Poor's 100. Indexes also may be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

                  Writing Call and Put Options. When a Fund writes a call option, it receives a premium and agrees to sell the related investments to a purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price. When writing an option on a futures contract the Cortina Growth Fund or the Cortina Opportunity Fund will be required to make margin payments to an FCM as described above for futures contracts.

                  To terminate its obligations on a call which it has written, a Fund may purchase a call in a "closing purchase transaction." (As discussed above, the Funds may also purchase calls other than as part of such closing transactions.) A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received. Any such profits are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

                  Writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

                  When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of a premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Funds may only write covered puts. For a put to be covered, the Fund must maintain cash or liquid securities equal to the option price. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised because the Fund retains the premium received. Any such profits are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

                  Combined Option Positions. The Funds may purchase and write options (subject to the limitations discussed above) in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

                  Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the applicable Fund's current or anticipated investments. The Funds may invest in options and futures contracts based on securities which differ from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's investments.

                  Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the applicable Fund's investments well. Options and future prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Funds may purchase or sell options and futures contracts with a greater or less value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the applicable Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. Successful use of these techniques requires skills different from those needed to select portfolio securities.

                  Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instruments' current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the applicable Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, such Fund's access to other assets held to cover its options or futures positions could also be impaired.

                  Asset Coverage for Futures and Option Positions. The Funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash or liquid securities in the amounts prescribed. Securities so set aside cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that setting aside of a portion of the applicable Fund's assets could impede portfolio management or such Fund's ability to meet redemption requests or other current obligations.

                  Special Risks of Hedging and Income Enhancement Strategies. Participation in the options or futures markets involves investment risks and transactions costs to which the Funds would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the applicable Fund's portfolio manager's prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to such Fund may leave such Fund in a worse position than if such strategies were not used. Risks inherent in the use of futures contracts and options on futures contracts include: (1) dependence on the portfolio manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

Foreign Securities

                  The Funds may invest up to 25% of their respective assets in foreign securities. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of a Fund's foreign investments may be significantly affected by changes in currency exchange rates, and a Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit for a Fund's shareholders. Each Fund will limit such investments to securities of foreign issuers domiciled in Australia and the non-communist nations of Western Europe, North America and Eastern Asia. There is the
possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations. Foreign securities include sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs are not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

Short Sales

                  The Funds may seek to realize additional gains through effecting short sales in securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time it purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. Until the Fund closes its short position or replaces the borrowed security, it will: (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position.

                  Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

                  Each Fund may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must borrow the security to deliver it to the purchaser and then buy that same security in the market to return it to the lender. A Fund will engage in naked short sales when its portfolio manager perceives that the security's market price is overvalued. Naked short sales involve the same fundamental risk as short sales against the box, as described above. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale.

Warrants and Rights

                  Each Fund may invest up to 5% of its net assets in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy securities during a specific period of time. A Fund will make such investments only if the underlying securities are deemed appropriate by the Fund's portfolio manager for inclusion in that Fund's portfolio. Included in the 5% amount, but not to exceed 2% of net assets, are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and rights acquired by a Fund in units or attached to securities are not subject to these restrictions.

                  This limitation includes equity-linked warrants, in which the Funds may invest. Equity-linked warrants provide a way for the Funds to access markets where entry is difficult and time-consuming due to regulation. In a typical transaction, a Fund would buy a warrant from a broker that would entitle the Fund to a return measured by the change in value of an identified underlying security, shares of which are purchased by the broker to hedge its obligation. If the Fund exercises the warrant and closes the position, the shares are sold and the warrant redeemed with the proceeds. An equity-linked warrant is a derivative security.

                  Each warrant typically represents one share of the underlying stock, which may be issued by a domestic or foreign company. The price, performance and liquidity of the warrant are all linked directly to the underlying stock. The warrants typically can be redeemed for 100% of the value of the underlying stock, less transaction costs. They typically can be exercised at any time.

                  There are risks associated with equity-linked warrants. The Funds will bear the full counterparty risk to the issuing broker, although the Funds may mitigate that risk by purchasing only from issuers with high credit ratings. Equity-linked warrants also may have a longer settlement period than the underlying shares and during that time the Funds' assets could not be deployed elsewhere. There currently is no active trading market for equity-linked warrants and they may be illiquid. Certain issuers of warrants may be deemed to be "investment companies" as defined in the Act. As a result, a Fund's investment in such warrants may be limited by certain investment restrictions contained in the Act.

Illiquid Securities

                  Each of the Funds may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). This limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"), which may be purchased by the Funds. However, certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), may be considered liquid.

                  This limitation also includes PIPEs (private investment in public equity), in which the Funds may invest. PIPEs are privately issued equity or equity-linked securities that are sold by public companies to accredited investors as defined by Regulation D of the Securities Act of 1933. PIPE issuers range in size from micro-cap companies to large-cap companies. Transaction sizes range from under $1 million to over $200 million. A typical PIPE transaction involves an issuer with a market capitalization of under $400 million that is seeking an equity infusion of less than $75 million. PIPEs typically are underwritten and require extensive institutional or retail distribution networks. There are risks associated with PIPEs. Similar to common stocks, PIPEs may decline significantly in price over short or extended periods of time. Price changes may be company specific, industry related or market wide. Unlike common stocks, PIPEs are not traded publicly. PIPEs are considered to be illiquid and may have a longer settlement period than publicly traded common stocks of the same issuer.

                  The Board of Directors of the Corporation has delegated to Fiduciary Management, Inc. (the "Adviser") the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) and availability of market quotations; and (iv) other permissible factors.

                  Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors.

Portfolio Turnover

                  The Funds do not trade actively for short-term profits. However, if the objectives of the Funds would be better served, short-term profits or losses may be realized from time to time. The annual portfolio turnover rate indicates changes in a Fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects. Increased portfolio turnover necessarily results in correspondingly heavier transaction costs (such as brokerage commissions or mark-ups or mark-downs) which the Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of realized gains, to the extent that they consist of net short-term capital gains, will be considered ordinary income for federal income tax purposes.

Disclosure of Portfolio Holdings

                  Fund Service Providers - Fund Administrator, Independent Auditor and Custodian. The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds' portfolios on a daily basis. For example, the Funds' administrator is responsible for maintaining the accounting records of the Funds, which includes maintaining a current portfolio of each Fund. The Funds also undergo an annual audit which requires the Funds' independent auditor to review each Fund's portfolio. In addition to the Funds' administrator, the Funds' custodian also maintains an up-to-date list of each Fund's holdings. Each of these parties is contractually and/or ethically prohibited from sharing the Funds' portfolios unless specifically authorized by the Funds.

                  Rating and Ranking Organizations. The Funds may provide their entire portfolios to the following rating and ranking organizations:

                  US Bancorp Fund Services, LLC
                  Morningstar, Inc.
                  Lipper, Inc.
                  Standard & Poor's Ratings Group
                  Bloomberg L.P.
                  Thomson Financial Research
                  Vickers Stock Research
                  Slocum & Associates

                  The Funds' management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information.

                  The  Funds  may  provide   portfolio   information   to  these
organizations on either a monthly or quarterly basis but not until such information is at least 15 days old.

                  Website Disclosure. The Funds publish their top ten positions at the end of each calendar quarter on its website (www.fiduciarymgt.com). This information is updated approximately 15 to 30 business days following the end of each quarter. It is available to anyone that visits the website.

                             MANAGEMENT OF THE FUNDS

Information Respecting Directors and Officers

                  As a Wisconsin corporation, the business and affairs of the Corporation are managed by its officers under the direction of its Board of Directors. (The Funds, the FMI Focus Fund and the FMI Large Cap Fund (the portfolios of FMI Funds, Inc.), and the FMI Common Stock Fund (the sole portfolio of FMI Common Stock Fund, Inc.) comprise a "fund complex," as such term is defined in the Act.) The name, age, address, principal occupation(s) during the past five years and other information with respect to each of the directors and officers of the Corporation are as follows:










                                                                                       Number of
                                                                                       Funds in
                                                                                       Complex           Other
                                                                                       Overseen       Directorships
                                                                                          By             Held by
                             Position      Term of Office      Principal Occupation    Director         Director
  Name, Age and              Held with     and Length of         During Past Five         or               or
      Address                The Fund       Time served                Years           Officer          Officer
      -------                --------       -----------                -----           -------          -------


"Disinterested Persons" of the Funds:

Barry K. Allen, 56          Director     Indefinite Term     Mr. Allen has been             8       FMI Common Stock
1801 California Street                   Since October 2001  Executive Vice                         Fund, Inc., FMI
Denver, CO 80202                                             President of Qwest                     Funds, Inc. and
                                                             Communications                         Harley-Davidson,
                                                             International, Inc., a                 Inc.
                                                             global communications
                                                             company since September
                                                             2002.  Prior to this,
                                                             Mr. Allen had served as
                                                             President of Allen
                                                             Enterprises, LLC, a
                                                             private equity
                                                             investments management
                                                             company he founded
                                                             after retiring from
                                                             Ameritech in July
                                                             2000.  Mr. Allen served
                                                             as an officer of
                                                             Ameritech from August
                                                             1995 to July 2000.





George D. Dalton, 76        Director     Indefinite Term     Mr. Dalton is Chairman         8       FMI Common Stock
20825 Swenson Drive                      Since October 2001  and Chief Executive                    Fund, Inc., FMI
Waukesha, WI 53186                                           Officer of                             Funds, Inc. and
                                                             Call_Solutions.com,                    Clark
                                                             Inc.  Prior to January                 Consulting, Inc.
                                                             2000, Mr. Dalton was
                                                             Chairman of the Board
                                                             and Chief Executive
                                                             Officer of Fiserv,
                                                             Inc., and had served in
                                                             that capacity since
                                                             1984.

Gordon H.                   Director     Indefinite Term     Mr. Gunnlaugsson is            8       FMI Common Stock
   Gunnlaugsson, 60                      Since October 2001  retired from M&I                       Fund, Inc., FMI
c/o Fiduciary Management,                                    Corporation.  He was                   Funds, Inc. and
Inc.                                                         employed by M&I                        Renaissance
100 East Wisconsin                                           Corporation from June                  Learning
Avenue, Suite 2200                                           1, 1970 to December 31,                Systems, Inc.
Milwaukee, WI 53202                                          2000 where he most
                                                             recently held the
                                                             positions of Executive
                                                             Vice President and
                                                             Chief Financial Officer.

Paul S. Shain, 41           Director     Indefinite Term     Mr. Shain is President         8       FMI Common Stock
5520 Research Park Drive                 Since October 2001  and Chief Operating                    Fund, Inc. and
Madison, WI 53711                                            Officer of Berbee                      FMI Funds, Inc.
                                                             Information Networks,
                                                             and has been employed
                                                             by such firm since
                                                             January 2000.  Prior to
                                                             joining Berbee
                                                             Information Networks,
                                                             Mr. Shain spent 12
                                                             years at Robert W.
                                                             Baird & Co.,
                                                             Incorporated, most
                                                             recently as Managing
                                                             Director and Director
                                                             of Equity Research.


"Interested Persons" (as defined in the Act) of the Funds:

Donald S. Wilson,* 61       Director     Indefinite Term     Mr. Wilson is Vice             8       FMI Common Stock
c/o Fiduciary Management,                Since October 2001  Chairman and Treasurer                 Fund, Inc.
Inc.                                                         of Fiduciary
100 East Wisconsin                       One Year Term       Management, Inc. which
Avenue, Suite 2200          Vice         Since October 2001  he co-founded in 1980.
Milwaukee, WI 53202         President
                            and
                            Secretary



Ted D. Kellner, 58          President      One Year Term     Mr. Kellner is Chairman        8       FMI Common Stock
c/o Fiduciary Management,   and Treasurer  Since October     of the Board and Chief                 Fund, Inc., FMI
Inc.                                       2001              Executive Officer of                   Funds, Inc. and
100 East Wisconsin                                           Fiduciary Management,                  Marshall &
Avenue, Suite 2200                                           Inc. which he                          Ilsley
Milwaukee, WI 53202                                          co-founded in 1980.                    Corporation

Patrick J. English, 43      Vice           One Year Term     Mr. English is                 8       FMI Common Stock
c/o Fiduciary Management,   President      Since October     President of Fiduciary                 Fund, Inc. and
Inc.                                       2001              Management, Inc. and                   FMI Funds, Inc.
100 East Wisconsin                                           has been employed by
Avenue, Suite 2200                                           the Adviser in various
Milwaukee, WI 53202                                          capacities since
                                                             December, 1986.

Kathleen M. Lauters, 52     Chief          At Discretion     September, 2004 to             8       None.
c/o Fiduciary Management,   Compliance     of Board Since    present:  CCO; From
Inc.                        Officer        September 2004    June 1995 to September
100 East Wisconsin                                           2004 employed by Strong
Avenue, Suite 2200                                           Capital Management,
Milwaukee, WI 53202                                          most recently as Senior
                                                             Compliance Analyst


Camille F. Wildes, 52       Vice           One Year Term     Ms. Wildes is a Vice           8       None.
c/o Fiduciary Management,   President      Since October     President of Fiduciary
Inc.                        and            2001              Management, Inc. and
100 East Wisconsin          Assistant                        has been employed by
Avenue, Suite 2200          Treasurer                        the Adviser in various
Milwaukee, WI 53202                                          capacities since
                                                             December, 1982.


---------------------------

*Mr. Wilson is an interested person of the Funds because he is an officer of the Funds and the Adviser. Committees


                  The Corporation's Board of Directors has created an audit committee whose members consist of Messrs. Allen, Dalton, Gunnlaugsson and Shain. The primary functions of the audit committee are to recommend to the Board of Directors the independent auditors to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds' internal controls and to review certain other matters relating to the Funds' auditors and financial records. The audit committee met one time in fiscal 2004.

                  The Funds' Board of Directors has no other committees.

Compensation

                  During the fiscal year ended June 30, 2004, the Corporation paid $18,000 in director's fees to the current directors of the Corporation. The Corporation's standard method of compensating directors is to pay each director who is not an officer of the Fund a fee of $1,000 for each meeting of the Board of Directors attended, and each member of the audit committee an annual fee of $500. As of June 30, 2004, directors may elect to defer the receipt of some or all of the compensation they earn as directors. Amounts deferred increase or decrease in value as if they had been invested in shares of the applicable Fund.

                  The table below sets forth the aggregate compensation paid by the Corporation to each of the directors of the Corporation for the fiscal year ended June 30, 2004 and the total compensation paid by the Corporation and the fund complex to each of the directors of the Corporation for the fiscal year ended June 30, 2004, with respect to the Corporation, and the twelve months ended June 30, 2004 for the other funds in the complex:

                               COMPENSATION TABLE





                                                                      Total
                                                                   Compensation
                                                            from Corporation and Fund
           Name of               Aggregate Compensation              Complex
           Person                 from Corporation (1)      Paid to Directors (1) (2)
           ------                 --------------------      -------------------------

Disinterested Persons of the Funds:

Barry K. Allen                           $4,500                     $15,750
George D. Dalton                         $4,500                     $15,750
Gordon H. Gunnlaugsson                   $4,500                     $15,750
Paul S. Shain                            $4,500                     $15,750

Interested Persons of the Funds:

Donald S. Wilson                          $0                          $0





(1) Includes amounts deferred at the election of the director. At June 30, 2004, the total amount of deferred compensation payable to each director by the Corporation was $1,000.

(2) The Funds, the FMI Focus Fund and the FMI Large Cap Fund (the portfolios of FMI Funds, Inc.), and the FMI Common Stock Fund (the sole portfolio of FMI Common Stock Fund, Inc.) comprise a "fund complex," as such term is defined in the Act.

Proxy Voting Policies

                  General Principles
                  ------------------

                  The sub-adviser of the Funds will make proxy voting decisions on securities held in the Funds' portfolio in accordance with the proxy voting policies and procedures of the sub-adviser. The sub-adviser's proxy voting policies and procedures are dynamic and subject to periodic review and change.

The sub-adviser will exercise its voting responsibilities in a manner that is consistent with the general antifraud provisions of the Act, as well as the sub-adviser's fiduciary duties under federal and state law to act in the best interests of the Funds. The discussion that follows sets forth a description of the material terms of the proxy voting policies and procedures of the sub-adviser.

                  Information on how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-811-5311 and (2) on the website of the Securities and Exchange Commission at http://www.sec.gov.

                  Policies and Procedures
                  -----------------------

                  General Voting Policy. Cortina Asset Management, LLC ("Cortina") is the Funds' portfolio manager. When making proxy voting decisions, Cortina generally adheres to the proxy voting policies and procedures that set forth Cortina's proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Cortina believes the policies and procedures, if followed, generally will result in the casting of votes in the best interests of the Funds as clients.

                  Cortina's voting guidelines reflect its normal voting positions on issues that frequently arise on proxies and will not apply in every situation. The following are Cortina's normal voting positions on specific issues that frequently arise on proxies:

     o Routine election of directors in uncontested elections will generally be voted in favor of management. Cortina will also generally vote in favor of proposals that increase Board members' independence. However, Cortina will generally oppose proposals that would reduce the shareholders' ability to make changes to the Board of Directors.

     o Proxies involving routine matters such as the appointment of auditors will generally be voted in favor of management, unless it is determined that the auditors are not sufficiently independent of management.

     o Non-salary compensation plans, including stock option plans, are evaluated on a case-by-case basis. Cortina generally votes in favor of management unless the plans provide unduly generous compensation or could result in serious dilution to other shareholders. Cortina generally supports management proposals that include incentives and disincentives in executive compensation packages.

     o Anti-takeover measures that would prevent shareholders from accepting an offer for the sale of the company measures are generally opposed by Cortina, including supermajority and "poison-pill" provisions.

     o    Merger proposals are evaluated on a case-by-case basis.

     o Cortina generally votes in favor of proposals authorizing the issuance of additional shares for stock splits, acquisitions, or new financing, unless management provides no explanation for the use or need for such issuance.

     o    Proposals related to non-business issues are generally opposed.

                  Conflicts of Interest. It is the duty of Cortina' Proxy Voting Committee to identify any material conflicts of interest when voting the shares of an issuer on behalf of the Funds. If a material conflict of interest arises, Cortina will:

     o Obtain the consent of the Funds, as applicable, or the Proxy Voting Committee's recommendation before voting in accordance with Cortina's guidelines; or

     o    Refer the matter to a third-party proxy voting service; or

     o Prepare a report that describes the conflict of interest, discusses the procedures used to address such conflict of interest, discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal, and confirms that the recommendation was made solely on the investment merits without regard to any other consideration.

Code of Ethics

                  The Corporation, the Adviser and Cortina have adopted codes of ethics pursuant to Rule 17j-1 under the Act. Each code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds. Each code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

Range of Directors' Equity Ownership

                  The following table sets forth the dollar range of equity securities beneficially owned by each director, as of December 31, 2003 (this is also the valuation date) (the table below does not include the Cortina Funds, as they were not in existence as of December 31, 2003):





Name of Director               Dollar Range    Dollar Range    Dollar Range    Dollar Range of   Dollar Range   Aggregate
                               of Equity       of Equity       of Equity       Equity            of Equity      Dollar Range
                               Securities in   Securities in   Securities in   Securities in     Securities     of Equity
                               the Strategy    the Growth      the Emerging    the Small         in the         Securities in
                               Fund            Fund            Growth Fund     Capitalization    Contrarian     All
                                                                               Value Fund        Value Fund     Registered
                                                                                                                Investment
                                                                                                                Companies
                                                                                                                Overseen by
                                                                                                                Director in
                                                                                                                Family of
                                                                                                                Investment
                                                                                                                Companies*
Disinterested Persons
Barry K. Allen                 None            None            None            None              None           Over $100,000

George D. Dalton               None            None            None            None              None           Over $100,000

Gordon H. Gunnlaugsson         None            None            None            None              None           Over $100,000

Paul S. Shain                  None            None            None            None              None           $50,001-$100,000

Interested Persons

Donald S. Wilson               Over $100,000   None            None            None              None           Over $100,000


------------------------------

*The "Family of Investment Companies" includes the Corporation, the FMI Funds, Inc. and the FMI Common Stock Fund, Inc.


Investment Advisory Agreement

                  In approving the investment advisory agreement on behalf of the Funds and the new sub-advisory agreements, the Board of Directors considered a number of factors, including, but not limited to, the following:

     o the nature and quality of the services offered by the Adviser and the nature and quality of the services to be offered by the sub-adviser, which the Board concluded were good;

     o the compensation payable to the Adviser and the sub-adviser, which the Board concluded was fair and reasonable in light of the services offered and the performance achieved (in the case of the Adviser);

     o the personnel of the Advisers and the sub-adviser, whom the Board concluded had the expertise necessary to advise the Funds and manage the Funds effectively;

     o the operations and financial condition of the Adviser and the sub-adviser, which the Board concluded were good;

     o the investment management capabilities and methodologies of the Adviser and the sub-adviser, which the Board concluded were appropriate for the Funds and fit with the Funds' investment policies;

     o    the positive performance of the Adviser; and

     o    each Fund's expense ratio, which the Board concluded was reasonable.

                  Based on these considerations and conclusions, the Board of Directors determined that it would be in the best interests of the Funds to enter into the investment advisory agreement and the sub-advisory agreements.

                  The benefits derived by the Adviser from soft dollar arrangements are described under the caption "Allocation of Portfolio Brokerage." None of the directors who are Disinterested Persons, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

                  The Funds are newly organized and as of the date of this Statement of Information no shares of the Funds have been issued.

             INVESTMENT ADVISER, PORTFOLIO MANAGER AND ADMINISTRATOR

Investment Adviser

               The investment adviser to each of the Funds is Fiduciary Management, Inc. The Adviser is a Wisconsin corporation and a registered investment adviser. The Adviser is controlled by Mr. Ted D. Kellner. The Adviser's executive officers are Mr. Kellner, Chairman of the Board and Chief Executive Officer; Mr. Wilson, Vice Chairman and Treasurer; Mr. English, President; Mr. John Brandser, Vice President and Secretary; Ms. Wildes, Vice President; Ms. Jody Reckard, Vice President; Bladen J. Burns, Vice President; Cyril M. Arsac, Vice President and Michael S. Stanley, Vice President. The directors of the Adviser are Messrs. Kellner and Wilson.

                  Pursuant to an investment advisory agreement entered into between the Corporation, on behalf of each of the Funds, and the Adviser (the
"Management Agreement"), the Adviser provides consulting, investment and administrative services to each of the Funds. The specific investments for each Fund will be made by the Adviser or one or more portfolio managers selected for such Fund by the Adviser. The Adviser has overall responsibility for assets under management, provides overall investment strategies and programs for the Funds, selects portfolio managers, allocates assets among the portfolio managers and monitors and evaluates the portfolio managers' performance. The Adviser also provides each of the Funds with office space, equipment and personnel necessary to operate and administer such Fund's business and to supervise the provision of services by third parties such as the transfer agent and the custodian.

                  For the Cortina Growth Fund the Adviser receives an annual investment advisory fee equal to 1.20% of that Fund's average net assets. For the Cortina Opportunity Fund the Adviser receives an annual investment advisory fee equal to 1.00% of that Fund's average net assets.

                  The Funds are newly organized and as of the date of this Statement of Information have not paid any advisory fees to the Adviser.

                  The Funds pay all of their own expenses not assumed by the Adviser or their administrator including, without limitation, the cost of preparing and printing their registration statements required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Funds' assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

                  The Adviser has undertaken to reimburse the Funds to the extent that the maximum total annual fund operating expenses will be no more than 1.70% for the Cortina Growth Fund and 1.40% for the Cortina Opportunity Fund. The Adviser or the Funds may terminate this undertaking at any time.

                  The Adviser may voluntarily continue the above-referenced reimbursements, but, contractually, will be obligated to reimburse each Fund to the extent that the aggregate annual operating expenses exceed that percentage of the daily net assets of such Fund for such year that is the most restrictive percentage provided by the state laws of the various states in which the shares of such Fund are qualified for sale or, if the states in which the shares of such Fund are qualified for sale impose no such restrictions, 2%. As of the date of this Statement of Additional Information the shares of the Funds are not qualified for sale in any state which imposes an expense limitation.

                  Each Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the expense limitation, such Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of such Fund's fiscal year if accrued expenses thereafter fall below this limit.

                  The Management Agreement will continue in effect for as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Corporation by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Management Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of a majority of the applicable Fund's shareholders, on 60 calendar days written notice to the Adviser and by the Adviser on the same notice to the applicable Fund, and that it shall be automatically terminated if it is assigned.

                  The Management Agreement provides that the Adviser shall not be liable to either of the Funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Management Agreement also provides that the Adviser and its respective officers, directors and employees, may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Portfolio Manager

               As of the date hereof, Cortina Asset Management, LLC is the sole portfolio manager of the Funds. Mr. Joseph A. Frohna, through his beneficial interest in Cortina, is deemed to be a control person of Cortina. Mr. Frohna is the President, a Director and a Portfolio Manager of Cortina. He is also the co-Portfolio Manager of the Cortina Growth Fund.

                  Cortina has entered into a sub-advisory contract with each of the Funds and the Adviser (collectively, the "Sub-Advisory Agreements"). Pursuant to the Sub-Advisory Agreements, the portfolio manager makes specific portfolio investments in accordance with each Fund's investment objective and the portfolio manager's investment approach and strategies.

                  The Adviser pays Cortina a fee equal to 0.90% of the average net assets of the Cortina Growth Fund less than or equal to $25 million and a fee equal to 1.08% of the average net assets of the Cortina Growth Fund in excess of $25 million. The Adviser pays Cortina a fee equal to 0.75% of the average net assets of the Cortina Opportunity Fund less than or equal to $25 million and a fee equal to 0.90% of the average net assets of the Cortina Opportunity Fund in excess of $25 million. Cortina is obligated to pay to the Adviser an amount equal to the product of (a) the ratio of the total fee paid to Cortina in any fiscal year (as the numerator) to the total fee paid to the Adviser in any fiscal year (as the denominator) times (b) any fee waiver or expense reimbursement that the Adviser is obligated to pay to the Funds in any fiscal year.

                  The portfolio manager of the Funds is employed and may be terminated by the Adviser subject to prior approval by the Board of Directors of the Corporation. The employment of a new portfolio manager currently requires the prior approval of the shareholders of the applicable Fund. The Corporation, however, may request an order of the Securities and Exchange Commission exempting the Funds from the requirements under the Act relating to shareholder approval of new portfolio managers. There can be no assurance that the Corporation will request such an order, or, if requested, that such an order will be granted with respect to the Funds. Selection and retention criteria for portfolio managers include: (i) their historical performance records; (ii) consistent performance in the context of the markets and preservation of capital in declining markets; (iii) organizational stability and reputation; (iv) the quality and depth of investment personnel; and (v) the ability of the portfolio manager to apply its approach consistently. Each portfolio manager will not necessarily exhibit all of the criteria to the same degree. Portfolio managers are paid by the Adviser (not the Funds).

                  The portfolio manager's activities are subject to general supervision by the Adviser and the Board of Directors of the Corporation. Although the Adviser and the Board do not evaluate the investment merits of the portfolio manager's specific securities selections, they do review the performance of each portfolio manager relative to the selection criteria.

                  The Sub-Advisory Agreements will remain in effect until _______ ___, 2006. After the termination date of the Sub-Advisory Agreements, the Sub-Advisory Agreements will continue in effect for as long as their continuance is specifically approved at least annually (i) by the Board of Directors of the Corporation and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Sub-Advisory Agreements or interested persons of the Adviser or Cortina, cast in person at a meeting called for the purpose of voting on such approval. Each of the Sub-Advisory Agreements provides that it may be terminated by any party upon giving 30 calendar days written notice to the other parties and that it shall be automatically terminated if it is assigned.

                  The Sub-Advisory Agreements provide that Cortina shall not be liable to either of the Funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Sub-Advisory Agreements also provide that Cortina and its respective officers, directors and employees, may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Administrator

                  Fiduciary Management, Inc. is also the Administrator to each of the Funds. Pursuant to separate administration agreements entered into between each of the Funds and the Adviser (the "Administration Agreements"), the Adviser prepares and maintains the books, accounts and other documents required by the Act, calculates the Fund's net asset value, responds to shareholder inquiries, prepares the Fund's financial statements, prepares reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the

Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. The Adviser at its own expense and without reimbursement from any of the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreements.

                  For the foregoing, the Adviser receives from each of the Funds a fee of 0.1% per annum on the first $30,000,000 of the daily net assets of such Fund and 0.05% per annum on the daily net assets of such Fund over $30,000,000, subject to a fiscal year minimum of $20,000. The Adviser has waived the fiscal year minimum for the first year the Funds are in existence. The Adviser separately charges the Funds varying fees for blue sky filings.

                  The Administration Agreements will remain in effect until terminated. Each of the Administration Agreements provides that it may be terminated at any time without the payment of any penalty by the Board of Directors of the Corporation on 90 calendar days written notice to the Adviser and by the Adviser on the same notice to the applicable Fund.

                  The Administration Agreements provide that the Adviser shall not be liable to either of the Funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Administration Agreements also provide that the Adviser and its respective officers, directors and employees, may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

                  The Funds are newly organized and as of the date of this Statement of Information have not paid any administrative fees to the Adviser.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value of each Fund normally will be determined as of the close of regular trading (currently 4:00 P.M. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange may also be closed on national days of mourning.

                  The per share net asset value of each Fund is determined by dividing the total value of such Fund's net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time. In determining the net asset value of a Fund's shares, securities that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively "Nasdaq traded securities") are valued at the Nasdaq Official

Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the most recent bid price. OTC Bulletin Board securities are valued at the mean of the latest bid and ask prices. Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available.

                  When market quotations are not readily available or are deemed unreliable, the Adviser values securities and other assets by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Directors. The Funds value most money market instruments that they hold at their amortized cost. Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Funds may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

                  Values of foreign securities are translated from local currencies into U.S. dollars using current exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the New York Stock Exchange is not open, and does not take place on some days the New York Stock Exchange is open. So, the value of a Fund's portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

                             DISTRIBUTION OF SHARES

                  Each of the Funds has adopted a Distribution Plan (the "Plan") in anticipation that such Fund will benefit from the Plan through increased sales of shares, thereby reducing such Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan provides that each Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. However, each of the Funds presently intends not to utilize the Plan or pay any 12b-1 fees during the fiscal year ending June 30, 2005. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year. Amounts paid under the Plan by a Fund may be spent by such Fund on any activities or expenses primarily intended to result in the sale of shares of such Fund, including but not limited to, advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. Distribution expenses will be authorized by the officers of the Corporation as the Funds do not currently employ a distributor. To the extent any activity financed by the Plan is one which a Fund may finance without a 12b-1 plan, such Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

                  The Plan may be terminated by any Fund at any time by a vote of the directors of the Corporation who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of such Fund. Messrs. Allen, Dalton, Gunnlaugsson and Shain are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of a particular Fund provided for in the Plan requires approval of the shareholders of such Fund and the Board of Directors, including the Rule 12b-1 Directors.

                  While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Corporation will be committed to the discretion of the directors of the Corporation who are not interested persons of the Corporation. The Board of Directors of the Corporation must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a distributor, if any, or officers of the Corporation. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors.

                                RETIREMENT PLANS

                  Each of the Funds offers the following retirement plans that may be funded with purchases of shares of such Fund and may allow investors to reduce their income taxes:

Individual Retirement Accounts and Coverdell Education Savings Accounts

                  Individual shareholders may establish their own Individual Retirement Account ("IRA"). Each of the Funds currently offers a Traditional IRA, a Roth IRA and Coverdell Education Savings Account (an "Education IRA"), that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

                  Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the shareholder is an "active participant" in an employer-sponsored retirement plan and the shareholder's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the shareholder's own contributions for which the shareholder did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the shareholder attains age 70-l/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

                  Roth IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the shareholder has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Shareholders whose income exceeds certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the shareholder's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the shareholder. Following the death of the shareholder, certain minimum distribution rules apply.

                  For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of the "annual limit" or 100% of the shareholder's compensation (earned income). The "annual limit" is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 beginning in 2008. After 2008, the  "annual  limit"  will be  adjusted  to  reflect  cost of living  increases.
Shareholders who are age 50 or older may make an additional "catch-up" contribution per year of up to $500 in 2004 and 2005 and $1,000 beginning in 2006. In no event, however, may the total contribution made to a Traditional or Roth IRS exceed one hundred percent (100%) of the shareholder's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contribution under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

                  Education IRA. In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18 or a "special needs" beneficiary regardless of age. The maximum annual contribution is $2,000 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes (including certain elementary and secondary school expenses), neither the contributor nor the beneficiary of the IRA are taxed upon distribution. The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education IRA that are not used for qualified educational purposes. Shareholders whose income exceeds certain limits are ineligible to contribute to an Education IRA.

                  Under current IRS regulations, an IRA applicant must be furnished a disclosure statement containing information specified by the IRS. The applicant generally has the right to revoke his account within seven days after receiving the disclosure statement and obtain a full refund of his contributions. The Funds' custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The Funds' custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Simplified Employee Pension Plan

                  A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions, not exceeding annually for any one participant, 25% of compensation (disregarding for this purpose compensation in excess of $205,000 per year in

2004). The referenced compensation limits are adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

                  An IRA  may  also be used in  connection  with a  SIMPLE  Plan established by the shareholder's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below. Under a SIMPLE Plan, the shareholder may elect to have his or her employer make salary reduction contributions of up to $9,000 per year to the SIMPLE IRA. The applicable dollar limit will increase to $10,000 in 2005. For years after 2005, the annual dollar limit will be adjusted periodically for cost of living increases. A shareholder who is age 50 or older and who has contributed the maximum amount otherwise permitted under the SIMPLE Plan may generally contribute an additional "catch-up" contribution for the year of up to $1,500 in 2004, $2,000 in 2005 and $2,500 in 2006. After 2006, the annual amount of the "catch-up" contribution that may be made will be adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the shareholder's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

403(b)(7) Custodial Account

                  A  403(b)(7)   Custodial  Account  is  available  for  use  in
conjunction with the 403(b)(7) program established by certain educational organizations and other organizations that are exempt from tax under 501(c)(3) of the Internal Revenue Code, as amended (the "Code"). Amounts contributed to the custodial account in accordance with the employer's 403(b)(7) program will be invested on a tax-deductible basis in shares of any Fund. Various contribution limits apply with respect to 403(b)(7) arrangements.

Defined Contribution Retirement Plan (401(k))

                  A prototype defined contribution plan is available for employers who wish to purchase shares of any Fund with tax deductible contributions. The plan consists of both profit sharing and money purchase pension components. The profit sharing component includes a Section 401(k) cash or deferred arrangement for employers who wish to allow eligible employees to elect to reduce their compensation and have such amounts contributed to the plan. The annual limit on employee salary reduction contributions is $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After 2006, the annual limit will be adjusted for cost-of-living increases although lower limits may apply as a result of non-discrimination requirements incorporated into the plan. Employees who are age 50 or older and who have contributed the maximum otherwise permitted under the plan may generally make a "catch-up" contribution for the year of up to $3,000 in 2004, $4,000 in 2005 and $5,000 in 2006. After 2006, the amount of the "catch-up" contribution that may be made for a year will be adjusted periodically for cost of living increases. The maximum annual contribution that may be allocated to the account of any participant is generally the lesser of $41,000 or 100% of compensation (earned income). Compensation in excess of $205,000 in 2004 and in subsequent years (as periodically indexed for cost-of-living increases) is disregarded for this purpose. The maximum amount that is deductible by the employer to either type of plan is generally limited to 25% of the participating employee's compensation.

Retirement Plan Fees

                  U.S. Bank, N.A., Milwaukee, Wisconsin, serves as trustee or custodian of the retirement plans. U.S. Bank, N.A. invests all cash contributions, dividends and capital gains distributions in shares of the appropriate Fund. For such services, the following fees are charged against the accounts of participants; $15 annual maintenance fee per participant account ($30 maximum per taxpayer identification number); $25 for transferring to a successor trustee or custodian; $25 for distribution(s) to a participant; and $25 for refunding any contribution in excess of the deductible limit. The fee schedule of U.S. Bank, N.A. may be changed upon written notice.

                  Requests for information and forms concerning the retirement plans should be directed to the Corporation. Because a retirement program may involve commitments covering future years, it is important that the investment objective of the Funds be consistent with the participant's retirement objectives. Premature withdrawal from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the retirement plans is recommended.

                            AUTOMATIC INVESTMENT PLAN

                  Shareholders wishing to invest fixed dollar amounts in a particular Fund monthly or quarterly can make automatic purchases in amounts of $50 or more on any day they choose by using the Corporation's Automatic Investment Plan. If such day is a weekend or holiday, such purchase shall be made on the next business day. There is no service fee for participating in this Plan. To use this service, the shareholder must authorize the transfer of funds from their checking account or savings account by completing the Automatic Investment Plan application included as part of the share purchase application. Additional application forms may be obtained by calling the Corporation's office at (414) 226-4555. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. The

Corporation reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

                  Shareholders should notify the transfer agent, U.S. Bancorp Fund Services, LLC, of any changes to their Automatic Investment Plan at least five calendar days prior to the effective date. We are unable to debit mutual fund or "pass through" accounts. The Automatic Investment Plan is designed to be a method to implement dollar cost averaging. Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions. Dollar cost averaging does not insure a profit nor protect against a loss.

                              REDEMPTION OF SHARES

                  The right to redeem shares of the Funds will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Funds to dispose of their securities or fairly to determine the value of their net assets.

                               EXCHANGE PRIVILEGE

                  Investors may exchange shares of any of the Funds for shares of any of the other FMI Funds, as well as for shares of the FMI Focus Fund, the FMI Large Cap Fund, the FMI Common Stock Fund and the First American Prime Obligations Fund at their net asset value and at a later date exchange such shares and shares purchased with reinvested dividends for shares of the Funds at net asset value. Investors who are interested in exercising the exchange privilege should first contact the Funds to obtain instructions and any necessary forms. The exchange privilege does not in any way constitute an offering of, or recommendation on the part of the Funds or the Adviser of, an investment in the other FMI Funds, FMI Focus Fund, the FMI Large Cap Fund, the FMI Common Stock Fund or the First American Prime Obligations Fund. Any investor who considers making such an investment through the exchange privilege should obtain and review the Prospectus of the other FMI Funds, FMI Focus Fund, the FMI Large Cap Fund, the FMI Common Stock Fund or the First American Prime Obligations Fund, as applicable, before exercising the exchange privilege.

                  The exchange privilege will not be available if (i) the proceeds from a redemption of shares are paid directly to the investor or at his or her discretion to any persons other than the Funds or (ii) the proceeds from redemption of the shares of the other FMI Funds, FMI Focus Fund, the FMI Large Cap Fund, the FMI Common Stock Fund and the First American Prime Obligations Fund, as applicable, are not immediately reinvested in shares of the Funds or the other FMI Funds, FMI Focus Fund, the FMI Large Cap Fund, the FMI Common Stock Fund or the First American Prime Obligations Fund through a subsequent exercise of the exchange privilege. There is currently no limitation on the number of exchanges an investor may make. The exchange privilege may be terminated by the Funds upon at least 60 calendar days prior notice to investors.

                  For federal income tax purposes, a redemption of shares of a Fund pursuant to the exchange privilege will result in a capital gain if the proceeds received exceed the investor's tax-cost basis of the shares redeemed. Such a redemption may also be taxed under state and local tax laws, which may differ from the Internal Revenue Code of 1986.

                           SYSTEMATIC WITHDRAWAL PLAN

                  The Corporation has available to shareholders a Systematic Withdrawal Plan, pursuant to which a shareholder who owns shares of any Fund worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him at regular intervals. To participate in the Systematic Withdrawal Plan, a shareholder deposits his shares of a particular Fund with the Corporation and appoints it as his agent to effect redemptions of shares of such Fund held in his account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to him out of his account. To utilize the Systematic Withdrawal Plan, the shares cannot be held in certificate form. The Systematic Withdrawal Plan does not apply to shares of any Fund held in Individual Retirement Accounts or retirement plans. An application for participation in the Systematic Withdrawal Plan is included as part of the share purchase application. Additional application forms may be obtained by calling the Corporation's office at (414) 226-4555.

                  The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemption of shares of a particular Fund in the account at net asset value. Redemptions will be made on such day (no more than monthly) as a shareholder chooses or, if that day is a weekend or holiday, on the next business day. Participation in the Systematic Withdrawal Plan constitutes an election by the shareholder to reinvest in additional shares of such Fund, at net asset value, all income dividends and capital gains distributions payable by the Corporation on shares held in such account, and shares so acquired will be added to such account. The shareholder may deposit additional shares of such Fund in his account at any time.

                  Withdrawal payments cannot be considered as yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the applicable Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

                  Shareholders should notify the transfer agent, U.S. Bancorp Funds Services, LLC, of any changes to their Systematic Withdrawal Plan at least five calendar days prior to the effective date. We are unable to debit mutual fund or "pass through" accounts. The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying U.S. Bancorp Fund Services, LLC, the Funds' transfer agent.

                        ALLOCATION OF PORTFOLIO BROKERAGE

                  Decisions to buy and sell securities are made by the Adviser and Cortina, in each case subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser and Cortina to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the evaluation by the Adviser and/or Cortina of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker buys a security). In some instances, the Adviser or Cortina may feel that better prices are available from non-principal market makers who are paid commissions directly.

                  In allocating brokerage business for the Funds, the Adviser and Cortina also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While each of the Adviser and Cortina believes these services have substantial value, they are considered supplemental to the efforts of the Adviser or Cortina in the performance of its duties under the Management Agreement or applicable Sub-Advisory Agreement. Other clients of the Adviser or Cortina may indirectly benefit from the availability of these services to the Adviser or Cortina, and the Funds may indirectly benefit from services available to the Adviser or Cortina as a result of transactions for other clients. The Management Agreement and each of the Sub-Advisory Agreements provides that the Adviser or Cortina, as the case may be, may cause the applicable Fund to pay a broker which provides brokerage and research services to the Adviser or Cortina a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser or Cortina determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the overall responsibilities of the Adviser or Cortina with respect to the applicable Fund and the other accounts as to which it exercises investment discretion.

                  The Funds are newly organized and as of the date of this Statement of Information have not paid any brokerage commissions.

                                    CUSTODIAN

                  U.S. Bank, N.A. ("U.S. Bank"), 425 Walnut Street, Cincinnati, OH 45202, acts as custodian for the Funds. As such, U.S. Bank holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Corporation. U.S. Bank does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders. U.S. Bancorp Fund Services LLC, an affiliate of U.S. Bank, also acts as the Funds' transfer agent and dividend disbursing agent. Its address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

                                      TAXES

                  Each of the Funds will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code.

                  Each of the Funds has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gain, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

                  Each of the Funds intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends from each Fund's net investment income, including short-term capital gains, are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions from each Fund's net realized long-term capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for the shares. Such dividends and distributions are taxable to shareholders, whether received in cash or additional shares of a Fund. A portion of the income distributions of the Funds may be eligible for the 70% dividends-received deduction for domestic corporate shareholders.

                  From time to time the Funds may elect to treat a portion of earnings and profits included in shareholder redemptions as part of the Funds' dividend paid deduction.

                  Any dividend or capital gains distribution paid shortly after a purchase of shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

                  Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the shareholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

                  Each Fund may be required to withhold Federal income tax at a rate of twenty-eight percent (28%) ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish such Fund with his social security number or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                  This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors may also be subject to state and local taxes. Investors are urged to consult with their respective advisers for a complete review of the tax ramifications of an investment in a Fund.

                              SHAREHOLDER MEETINGS

                  The Wisconsin Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its bylaws and, at its discretion, may not hold an annual meeting in any year in which none of the following matters is required to be acted upon by the shareholders under the Act: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) ratification of the selection of auditors; and (iv) approval of a distribution agreement.

                  The Corporation's bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

                  Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange
Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                CAPITAL STRUCTURE

                  The Corporation's authorized capital consists of 10,000,000,000 shares of Common Stock of which 300,000,000 are allocated to the Strategy Fund, 300,000,000 are allocated to the Growth Fund, 300,000,000 are allocated to the Emerging Growth Fund, 300,000,000 are allocated to the Small Capitalization Value Fund, 300,000,000 are allocated to the Contrarian Value Fund, 300,000,000 are allocated to the Cortina Growth Fund and 300,000,000 are allocated to the Cortina Opportunity Fund. Each share outstanding entitles the holder to one vote. Generally shares are voted in the aggregate and not by each FMI Fund, except where class voting by each FMI Fund is required by Wisconsin law or the Act (e.g., a change in investment policy or approval of an investment advisory agreement).

                  The shares of each FMI Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each FMI Fund, together with all income, earnings, profits and proceeds thereof, belong to that FMI Fund and are charged with the liabilities in respect of that FMI Fund and of that FMI Fund's share of the general liabilities of the Corporation in the proportion that the total net assets of the FMI Fund bears to the total net assets of all of the FMI Funds. However the Board of Directors of the Corporation may, in its discretion direct that any one or more general liabilities of the Corporation be allocated among the FMI Funds on a different basis. The net asset value per share of each FMI Fund is based on the assets belonging to that FMI Fund less the liabilities charged to that FMI Fund, and dividends are paid on shares of each FMI Fund only out of lawfully available assets belonging to that FMI Fund. In the event of liquidation or dissolution of the Corporation, the shareholders of each FMI Fund will be entitled, out of the assets of the Corporation available for distribution, to the assets belonging to such FMI Fund.

                  There are no conversion or sinking fund provisions applicable to the shares of any FMI Fund, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the Corporation's shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

                  The shares of each FMI Fund are redeemable and are freely transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable, except as provided in Section 180.0622(2)(b) of the Wisconsin Business Corporation Law. Fractional shares of each FMI Fund entitle the holder to the same rights as whole shares of such FMI Fund.

                  The Corporation will not issue certificates evidencing shares purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares of each Fund. Any shareholder may deliver certificates to U.S. Bancorp Fund Services, LLC and direct that his account be credited with the shares. A shareholder may direct U.S. Bancorp Fund Services, LLC at any time to issue a certificate for his shares without charge.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, currently serves as the independent registered public accounting firm for the Funds and has so served since the fiscal year ended September 30, 1989. PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Funds.

                        DESCRIPTION OF SECURITIES RATINGS

                  Each of the Funds may invest in various securities assigned ratings of either Standard & Poor's Corporation or Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings follows.

                  Standard & Poor's Corporation Bond Ratings. A Standard & Poor's corporate debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

                  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

                  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

                  The ratings are based, in varying degrees, on the following considerations:

                  I. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

                  II. Nature of and provisions of the obligation; and

                  III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity, Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

                  AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB, B, CCC, CC Bonds are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The three highest categories are as follows:

                  A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  A-2.   Capacity  for  timely   payment  on  issues  with  this
designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

                  A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

                  Standard & Poor's Preferred Stock Ratings. A Standard & Poor's preferred stock rating is an opinion of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

                  The preferred stock ratings are based on the following considerations:

                  I. Likelihood of payment -- capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

                  II. Nature of, and provisions of, the issue.

                  III.   Relative   position  of  the  issue  in  the  event  of
bankruptcy, reorganization, or other arrangements affecting creditors' rights.

                  "AAA" This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

                  "AA" A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

                  "A" An issued rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  "BBB" An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

                  "BB," "B," "CCC" Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  Moody's Investors Service, Inc Bond Ratings. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

                  Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds  which are rated Ba are judged to have  speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                  Moody's Investors Service, Inc Commercial Paper. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                  Prime-1 - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
 Ample alternate liquidity is maintained.

                  Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  Not Prime - Issuers rated Not Prime do not fall within any of the prime rating categories.

                  Moody's Investors Service, Inc Preferred Stock. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

                  "aaa" - An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

                  "aa" - An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

                  "a" - An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

                  "baa" - An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

                  "ba" - An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

                  "b" - An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

                  "caa" - An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

                  "ca" - An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

                  "c" - This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                     PART C

                                OTHER INFORMATION

Item 22. Exhibits

       (a)(i) Restated Articles of Incorporation, as amended, of the Registrant.(2)

      (a)(ii) Articles of Amendment relating to Series E Common Stock of the Registrant.(4)

     (a)(iii) Articles of Amendment relating to change of name of the Registrant and the Registrant's series.(6)

      (a)(iv) Articles of Amendment relating to change of name of the Registrant's series.(7)

       (a)(v) Articles of Amendment relating to Series F Common Stock and Series G Common Stock of the Registrant.

          (b)       By-laws, as amended, of the Registrant.(2)

          (c) Incorporated by reference to the Registrant's Articles of Incorporation, as amended, and the Registrant's By-laws, as amended.

       (d)(i) Investment Advisory Agreement between Fiduciary Management, Inc. and the Registrant on behalf of the FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund, FMI Sasco Contrarian Value Fund, Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund.

      (d)(ii)       Sub-Advisory   Agreement  among  FMI  Winslow  Growth  Fund,
                    Fiduciary Management, Inc. and Winslow Capital Management, Inc.(6)

     (d)(iii)       Sub-Advisory  Agreement  among FMI Provident  Trust Strategy
                    Fund,  Fiduciary   Management,   Inc.  and  Provident  Trust
                    Company.(7)

      (d)(iv)       Sub-Advisory    Agreement    among   FMI   Woodland    Small
                    Capitalization Value Fund, Fiduciary Management, Inc. and Woodland Partners, a division of GAMCO Investors, Inc.(8)

       (d)(v) Sub-Advisory Agreement among FMI Sasco Contrarian Value Fund, Fiduciary Management, Inc. and Sasco Capital, Inc.(6)

      (d)(vi) Sub-Advisory Agreement among FMI Knappenberger Partners Emerging Growth Fund, Fiduciary Management, Inc. and KB Growth Advisors LLC.(6)

     (d)(vii) Sub-Advisory Agreement among Cortina Small Cap Growth Fund, Cortina Small Cap Opportunity Fund, Fiduciary Management, Inc. and Cortina Asset Management, LLC.

          (e)       None.

          (f)       None.

          (g) Custody Agreement between U.S. Bank, N.A. and the Registrant, as amended, on behalf of the FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund, FMI Sasco Contrarian Value Fund, Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund.

       (h)(i)       Administrative  Agreement,  including addendum,  between FMI
                    Provident Trust Strategy Fund and Fiduciary Management, Inc.(2)

      (h)(ii) Administrative Agreement, including addendum, between FMI Winslow Growth Fund and Fiduciary Management, Inc.(2)

     (h)(iii) Administrative Agreement, including addendum, between FMI Woodland Small Capitalization Value Fund and Fiduciary Management, Inc.(1)

      (h)(iv)       Administrative  Agreement,  including addendum,  between FMI
                    Sasco  Contrarian  Value  Fund  and  Fiduciary   Management,
                    Inc.(3)

       (h)(v) Administrative Agreement, including addendum, between FMI Knappenberger Partners Emerging Growth Fund and Fiduciary Management, Inc.(4)

      (h)(vi) Administrative Agreement between Cortina Small Cap Growth Fund and Fiduciary Management, Inc.

     (h)(vii)       Administrative   Agreement   between   Cortina   Small   Cap
                    Opportunity Fund and Fiduciary Management, Inc.

    (h)(viii) Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant, as amended, on behalf of the FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund, FMI Sasco Contrarian Value Fund, Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund.

          (i) Opinion of Foley & Lardner LLP, counsel for Registrant [to be filed by amendment].

          (j)       Not applicable.

          (k)       None.

          (l)       Subscription Agreement.(2)

       (m)(i) Amended and Restated Servicing and Distribution Plan of the Registrant.(2)

      (m)(ii)       Servicing and Distribution Agreement.(2)

          (n)       None.

          (o)       None.

       (p)(i)       Code of Ethics of the Registrant.(7)

      (p)(ii)       Code of Ethics of Fiduciary Management, Inc.(7)

     (p)(iii)       Code of Ethics of Provident Trust Company.(7)

      (p)(iv)       Code of Ethics of Winslow Capital Management, Inc.(5)

       (p)(v) Code of Ethics of Woodland Partners, a division of GAMCO Investors, Inc.(8)

      (p)(vi)       Code of Ethics of Sasco Capital, Inc.(5)

     (p)(vii)       Code of Ethics of KB Growth Advisors LLC.(5)

    (p)(viii)       Code of Ethics of Cortina Asset Management, LLC.

____________________
(1) Previously filed as an exhibit to Amendment No. 15 to the Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 15 was filed on July 3, 1996 and its accession number is 0000897069-96-000189.

(2) Previously filed as an exhibit to Amendment No. 18 to the Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 18 as filed on October 1, 1997 and its accession number is 0000897069-97-000403.

(3) Previously filed as an exhibit to Amendment No. 19 to the Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 19 was filed on October 16, 1997 and its accession number is 0000897069-97-000415.

(4) Previously filed as an exhibit to Amendment No. 22 to the Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 22 was filed on July 15, 1999 and its accession number is 0000897069-99-000376.

(5) Previously filed as an exhibit to Amendment No. 23 to the Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 23 was filed on October 31, 2000 and its accession number is 0000897069-00-000528.

(6) Previously filed as an exhibit to Amendment No. 24 to the Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 24 was filed on October 31, 2001 and its accession number is 0000897069-01-500516.

(7) Previously filed as an exhibit to Amendment No. 25 to the Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 25 was filed on October 31, 2002 and its accession number is 0000897069-02-000838.

(8) Previously filed as an exhibit to Amendment No. 26 to the Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Amendment No. 26 was filed on October 30, 2003 and its accession number is 0000897069-03-001291.

Item 23. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

                  The Registrant does not control any person, nor is any person under common control with the Registrant.

Item 24. Indemnification
         ---------------

                  Pursuant to the Wisconsin Business Corporation Law and the Registrant's By-Laws, each of the Registrant's corporate representatives is entitled to the mandatory indemnification described below. The indemnification provided by the Wisconsin Business Corporation Law and the Registrant's By-Laws is not exclusive of any other rights to which a director or officer may be entitled. The general effect of the indemnification available to an officer or director may be to reduce the circumstances under which the officer or director is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or director.

                  A corporate representative, which includes an officer or director, is entitled to mandatory indemnification from the Registrant against certain liabilities and expenses (i) to the extent such a corporate representatives is successful in the defense of a proceeding and (ii) in proceedings in which such a corporate representatives is not successful in defense thereof, unless (in the latter case only) it is determined that the corporate representative breached or failed to perform the corporate representative's duties to the Registrant and such breach or failure constituted: (a) a willful failure to deal fairly with the Registrant or the Registrant's shareholders in connection with a matter in which the corporate representative had a material conflict of interest; (b) a violation of the criminal law unless the corporate representative had reasonably cause to believe the corporate representative's conduct was lawful or had no reasonable cause to believe the corporate representative's conduct was unlawful; (c) a transaction from which the corporate representative derived an improper personal profit; or
(d) willful misconduct. The Wisconsin Business Corporation Law specifically states that it is the public policy of Wisconsin to require or permit indemnification, allowance or expenses and insurance in connection with a proceeding involving securities regulation, as described therein, to the extent required or permitted, as described above. Additionally, under the Wisconsin Business Corporation Law, the Registrant's directors are not subject to personal liability to the Registrant, the Registrant's shareholders or any person asserting rights on behalf thereof for certain breaches or failures to perform any duty resulting solely from their status as directors, except in circumstances paralleling those in subparagraphs (a) through (d) outlined above.

                  Under certain circumstances, the Registrant is required to advance expenses for the defense of any action for which indemnification may be available.

                  Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

                  Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 26. Principal Underwriters
         ----------------------

                  The Registrant has no principal underwriters.

Item 27. Location of Accounts and Records
         --------------------------------

                  All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of:

     o the Registrant's Administrator, Fiduciary Management, Inc., at its corporate offices, 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202;

     o    the Registrant's  investment adviser,  Fiduciary Management,  Inc., at
          its  corporate  offices,   100  East  Wisconsin  Avenue,  Suite  2200,
          Milwaukee, Wisconsin 53202;

     o the FMI Provident Trust Strategy Fund's portfolio manager, Provident Trust Company, at its corporate offices, N27 W23957 Paul Road, Suite 204, Pewaukee, Wisconsin 53072;

     o the FMI Winslow Growth Fund's portfolio manager, Winslow Capital Management, Inc., at its corporate offices, 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402;

     o the FMI Knappenberger Partners Emerging Growth Fund's portfolio manager, KB Growth Advisors LLC, at its offices, 800 LaSalle Avenue, Suite 2280, Minneapolis, Minnesota 55402;

     o the FMI Woodland Small Capitalization Value Fund's portfolio manager, Woodland Partners, a division of GAMCO Investors, Inc., at its offices, 60 South Sixth Street, Suite 3750, Minneapolis, Minnesota 55402;

     o    the  FMI  Sasco  Contrarian  Value  Fund's  portfolio  manager,  Sasco
          Capital,   Inc.,  at  its  corporate  offices,  10  Sasco  Hill  Road,
          Fairfield, CT 06824;

     o the portfolio manager of the Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund, Cortina Asset Management, LLC, 330 East Kilbourn Avenue, Suite 850, Milwaukee, WI 53202; or

     o the Registrant's transfer agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 28. Management Services
         -------------------

                  All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

Item 29. Undertakings
         ------------

                  Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin on the 14 day of October, 2004.

                                                  FMI MUTUAL FUNDS, INC.
                                                  (Registrant)



                                                  By: /s/ Ted D. Kellner
                                                      --------------------------
                                                      Ted D. Kellner, President



                  Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

                  Name               Title                               Date

/s/ Ted D. Kellner           Principal Executive,             October 14, 2004
------------------           Financial and
Ted D. Kellner               Accounting Officer

------------------           Director                         October ___, 2004
Donald S. Wilson

------------------           Director                         October ___, 2004
Barry K. Allen

/s/ George D. Dalton         Director                         October 14, 2004
--------------------
George D. Dalton

/s/ Gordon H. Gunnlaugsson   Director                         October 14, 2004
--------------------------
Gordon H. Gunnlaugsson

/s/ Paul S. Shain            Director                         October 14, 2004
-----------------
Paul S. Shain






                                 Signature Page

                                  EXHIBIT INDEX

    Exhibit No.                          Exhibit
    -----------                          -------

       (a)(i) Restated Articles of Incorporation, as amended, of the Registrant. *

      (a)(ii) Articles of Amendment relating to Series E Common Stock of the Registrant. *

     (a)(iii) Articles of Amendment relating to change of name of the Registrant and the Registrant's series. *

      (a)(iv) Articles of Amendment relating to change of name of the Registrant's series. *


       (a)(v) Articles of Amendment relating to Series F Common Stock and Series G Common Stock of the Registrant.

          (b)       By-laws, as amended, of the Registrant. *

          (c) Incorporated by reference to the Registrant's Articles of Incorporation, as amended, and the Registrant's By-laws, as amended.

       (d)(i) Investment Advisory Agreement between Fiduciary Management, Inc. and the Registrant on behalf of the FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund, FMI Sasco Contrarian Value Fund, Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund.

      (d)(ii)       Sub-Advisory   Agreement  among  FMI  Winslow  Growth  Fund,
                    Fiduciary Management, Inc. and Winslow Capital Management, Inc. *

     (d)(iii)       Sub-Advisory  Agreement  among FMI Provident  Trust Strategy
                    Fund,  Fiduciary   Management,   Inc.  and  Provident  Trust
                    Company. *

      (d)(iv)       Sub-Advisory    Agreement    among   FMI   Woodland    Small
                    Capitalization Value Fund, Fiduciary Management, Inc. and Woodland Partners, a division of GAMCO Investors, Inc. *

       (d)(v) Sub-Advisory Agreement among FMI Sasco Contrarian Value Fund, Fiduciary Management, Inc. and Sasco Capital, Inc. *

      (d)(vi) Sub-Advisory Agreement among FMI Knappenberger Partners Emerging Growth Fund, Fiduciary Management, Inc. and KB Growth Advisors LLC. *

     (d)(vii) Sub-Advisory Agreement among Cortina Small Cap Growth Fund, Cortina Small Cap Opportunity Fund, Fiduciary Management, Inc. and Cortina Asset Management, LLC.

          (e)       None.

          (f)       None.

                             Exhibit Index - Page 1

    Exhibit No.                          Exhibit
    -----------                          -------

          (g) Custody Agreement between U.S. Bank, N.A. and the Registrant, as amended, on behalf of the FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund, FMI Sasco Contrarian Value Fund, Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund.

       (h)(i) Administrative Agreement, including addendum, between FMI Provident Trust Strategy Fund and Fiduciary Management, Inc.
                    *

      (h)(ii) Administrative Agreement, including addendum, between FMI Winslow GrowHth Fund and Fiduciary Management, Inc. *

     (h)(iii) Administrative Agreement, including addendum, between FMI Woodland Small Capitalization Value Fund and Fiduciary Management, Inc. *

      (h)(iv) Administrative Agreement, including addendum, between FMI Sasco Contrarian Value Fund and Fiduciary Management, Inc. *

       (h)(v) Administrative Agreement, including addendum, between FMI Knappenberger Partners Emerging Growth Fund and Fiduciary Management, Inc. *

      (h)(vi) Administrative Agreement between Cortina Small Cap Growth Fund and Fiduciary Management, Inc.

     (h)(vii)       Administrative   Agreement   between   Cortina   Small   Cap
                    Opportunity Fund and Fiduciary Management, Inc.

    (h)(viii) Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant, as amended, on behalf of the FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund, FMI Sasco Contrarian Value Fund, Cortina Small Cap Growth Fund and Cortina Small Cap Opportunity Fund.

          (i) Opinion of Foley & Lardner LLP, Counsel for Registrant [to be filed by amendment].

          (j)       Not applicable.

          (k)       None.

          (l)       Subscription Agreement. *

       (m)(i) Amended and Restated Servicing and Distribution Plan of the Registrant. *

      (m)(ii)       Servicing and Distribution Agreement. *

          (n)       None.

          (o)       None.

       (p)(i)       Code of Ethics of the Registrant. *

      (p)(ii)       Code of Ethics of Fiduciary Management, Inc. *

     (p)(iii)       Code of Ethics of Provident Trust Company. *

                             Exhibit Index - Page 2

    Exhibit No.                          Exhibit
    -----------                          -------

      (p)(iv)       Code of Ethics of Winslow Capital Management, Inc. *

       (p)(v) Code of Ethics of Woodland Partners, a division of GAMCO Investors, Inc. *

      (p)(vi)       Code of Ethics of Sasco Capital, Inc. *


     (p)(vii)       Code of Ethics of KB Growth Advisors LLC. *

    (p)(viii)       Code of Ethics of Cortina Asset Management, LLC

--------------------------

*   Incorporated by reference.



















                             Exhibit Index - Page 3